File No. 333-41380

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 1

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 446
                BIOTECHNOLOGY PORTFOLIO, SERIES 4
               COMMUNICATIONS PORTFOLIO, SERIES 7
                   ENERGY PORTFOLIO, SERIES 8
             FINANCIAL SERVICES PORTFOLIO, SERIES 8
                  INTERNET PORTFOLIO, SERIES 11
                NEW E-CONOMY PORTFOLIO, SERIES 3
               PHARMACEUTICAL PORTFOLIO, SERIES 10
                 TECHNOLOGY PORTFOLIO, SERIES 13
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  September 28, 2001
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


                                     FT 446
                        BIOTECHNOLOGY PORTFOLIO, SERIES 4
                                 4,505,262 UNITS



PROSPECTUS
Part One
Dated September 28, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The FT 446, Biotechnology Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a diversified portfolio of common stocks issued by companies involved in the biotechnology sector. At August 16, 2001, each Unit represented a 1/4,505,262 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.9% of the Public Offering Price (4.058% of the net amount invested) including income and principal cash. At August 16, 2001, the Public Offering Price per Unit was $7.975 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 446
                        BIOTECHNOLOGY PORTFOLIO, SERIES 4
               SUMMARY OF ESSENTIAL INFORMATION AS AUGUST 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank



GENERAL INFORMATION


Number of Units                                                        4,505,262
Fractional Undivided Interest in the Trust per Unit                  1/4,505,262
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                    $34,546,315
   Aggregate Value of Securities per Unit                                 $7.668
   Income and Principal cash (overdraft) in the Portfolio              $(18,773)
   Income and Principal cash (overdraft) per Unit                        $(.004)
   Sales Charge 4.058% (3.9% of Public Offering Price,
      including income and principal cash)                                 $.311
   Public Offering Price per Unit                                         $7.975
Redemption Price and Sponsor Repurchase Price per Unit
   ($.311 less than the Public Offering Price per Unit)                   $7.664

Date Trust Established                                             July 20, 2000
Mandatory Termination Date                                         July 15, 2005
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open. Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0015 per unit annually.
Trustee's Annual Fee:  $.0095 per unit.
Creation and Development Fee: 0.35% of average net assets, maximum of 2.85% of a unit holders' initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A unit holder who owns at least 1,000 units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 446,
Biotechnology Portfolio, Series 4


We have audited the statement of assets and liabilities of FT 446, Biotechnology Portfolio, Series 4 (the "Trust"), including the schedule of investments, as of May 31, 2001, and the related statements of operations and of changes in net assets for the period from July 20, 2000 (Initial Date of Deposit) to May 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 446, Biotechnology Portfolio, Series 4, at May 31, 2001, and the results of its operations and changes in its net assets for the period from July 20, 2000 (Initial Date of Deposit) to May 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
September 14, 2001

                                     FT 446
                        BIOTECHNOLOGY PORTFOLIO, SERIES 4

                       STATEMENT OF ASSETS AND LIABILITIES

                                  May 31, 2001


ASSETS

Securities, at market value (cost $44,059,083) (Note 1)            $40,551,484
Cash                                                                   137,170
Dividends receivable                                                    34,552
Receivable from investment transactions                                 37,088
                                                                   -----------
Total Assets                                                       $40,760,294
                                                                   ===========

LIABILITIES AND NET ASSETS

Liability for deferred sales charge (Note 3)                        $  317,795
Accrued liabilities                                                     49,825
Liability for organization costs                                         3,896
Unit redemptions payable                                               104,816
                                                                    ----------
Total Liabilities                                                      476,332
                                                                    ----------

Net assets, applicable to 4,661,312 outstanding units
      of fractional undivided
      interest:
   Cost of Trust assets (Note 1)                                    44,059,083
   Net unrealized appreciation (depreciation) (Note 2)              (3,507,599)
   Distributable funds (deficit)                                     1,507,719
   Less deferred sales charge (Note 3)                              (1,701,858)
   Less organization costs (Note 1)                                    (73,383)
                                                                   -----------
                                                                    40,283,962
                                                                   -----------

Total Liabilities and Net Assets                                   $40,760,294
                                                                   ===========

Net asset value per unit                                                $8.642
                                                                        ======


See notes to financial statements.

                                     FT 446
                        BIOTECHNOLOGY PORTFOLIO, SERIES 4

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2001

    Number of                                                                         Market
     Shares               Name of Issuer of Equity Securities*                         Value

                          BIOTECH - 58%
                          -------
    15,700 (1)            Affymetrix, Inc.                                            $616,225
    19,924                Amgen Inc.                                                 1,322,555
    14,899                Applera Corp. (formerly, Celera Genomics Group)              645,276
    23,434                Biogen, Inc.                                               1,413,305
    31,756 (1)            COR Therapeutics, Inc.                                     1,101,298
    28,461                Chiron Corporation                                         1,467,734
    35,057                CuraGen Corporation                                        1,318,143
    29,915                Enzon, Inc.                                                2,094,050
    19,537 (1)            Genentech, Inc.                                              977,827
    23,125                Genzyme Corporation (General Division)                     2,472,987
    19,053 (1)            Human Genome Sciences, Inc.                                1,264,167
    37,094 (2)            IDEC Pharmaceuticals Corporation                           2,284,990
    24,270                Immunex Corporation                                          383,466
    29,129 (1)            Incyte Genomics, Inc.                                        618,117
    21,305                Invitrogen Corporation                                     1,525,651
    21,648                MedImmune, Inc.                                              863,106
    25,541 (1)            Millennium Pharmaceuticals, Inc.                             974,900
    36,077                Pharmacopeia, Inc.                                           721,540
    17,759 (1)            Protein Design Labs, Inc.                                  1,317,895

                          PHARMACEUTICALS - 42%
                          ---------------
    26,985                American Home Products Corporation                         1,708,151
    19,877                Andrx Group (formerly, Andrx Corporation)                  1,345,275
    28,515                Bristol-Myers Squibb Company                               1,546,654
    27,307                GlaxoSmithKline Plc (ADR) (formerly, Glaxo Wellcome Plc)   1,493,420
    15,836                Johnson & Johnson                                          1,535,300
    14,567                Eli Lilly and Company                                      1,233,825
    22,570                Merck & Co., Inc.                                          1,647,384
    38,897 (4)            Novartis AG (ADR)                                          1,492,867
    33,286                Pfizer Inc.                                                1,427,637
    33,210                Schering-Plough Corporation                                1,393,159
    46,438 (3)            Shire Pharmaceuticals Group (ADR)                          2,302,860
     4,172 (4)            Syngenta AG (ADR)                                             41,720
                                                                                   -----------
                          Total investments (total cost $44,059,083)               $40,551,484
                                                                                   ===========

* Percentages are calculated based upon the total market value of investments.

                                     FT 446
                        BIOTECHNOLOGY PORTFOLIO, SERIES 4

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2001



(1)     The number of shares reflects the effect of a two for one stock split.

(2)     The number of shares reflects the effect of a three for one stock split.

(3) In May 2001, BioChem Pharma Inc. ("BioChem"), one of the Trust's original holdings, was acquired by Shire Pharamceuticals Group ("Shire"). Each shareholder of BioChem received .7586 shares of Shire for each share of BioChem held.

(4) In November 2000, Novartis AG ("Novartis") spun off Syngenta AG ("Syngenta"). Each shareholder of Novartis received .1083 shares of Syngenta for each share of Novartis held.
























See notes to financial statements.

                                     FT 446
                        BIOTECHNOLOGY PORTFOLIO, SERIES 4

                             STATEMENT OF OPERATIONS



                                                                  Period from
                                                                 July 20, 2000
                                                               (Initial Date of
                                                                  Deposit) to
                                                                 May 31, 2001

Dividend income (net of foreign taxes withheld
   of $10,280)                                                    $166,383

Expenses:
   Trustee and other service fees                                  (46,635)
   Creation and development fees                                  (104,851)
   Evaluator's fees                                                (10,332)
   Supervisory fees                                                (12,541)
   Administrative fees                                              (5,374)
                                                                  --------
   Total expenses                                                 (179,733)
                                                                  --------
      Investment income (loss) - net                               (13,350)

Net gain (loss) on investments:
   Net realized gain (loss)                                       (777,373)
   Change in net unrealized appreciation (depreciation)         (3,507,599)
                                                                ----------
                                                                (4,284,972)
                                                                ----------
Net increase (decrease) in net assets
   resulting from operations                                   $(4,298,322)
                                                               ===========








See notes to financial statements.

                                     FT 446
                        BIOTECHNOLOGY PORTFOLIO, SERIES 4

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  Period from
                                                                 July 20, 2000
                                                               (Initial Date of
                                                                  Deposit) to
                                                                 May 31, 2001

Net increase (decrease) in net assets resulting
      from operations:
   Investment income (loss) - net                                   $(13,350)
   Net realized gain (loss) on investments                          (777,373)
   Net unrealized appreciation (depreciation) on investments      (3,507,599)
                                                                  ----------
                                                                  (4,298,322)

Units issued (4,997,089 units, net of deferred
   sales charges of $1,696,809 and net of organization
   costs of $73,049)                                              47,187,133

Unit redemptions (350,626 units)                                  (2,746,471)

Distributions to unit holders:
   Investment income - net                                                 -
   Principal from investment transactions                                  -
                                                                  ----------
                                                                           -
                                                                  ----------
Total increase (decrease) in net assets                           40,142,340

Net assets:
   Beginning of the period (representing 14,849 units
      at the Initial Date of Deposit)                                141,622
                                                                     -------
   End of the period (including distributable
      funds (deficit) applicable to Trust
      units of $1,507,719 at May 31, 2001)                       $40,283,962
                                                                 ===========

Trust units outstanding at the end of the period                   4,661,312
                                                                   =========

See notes to financial statements.

                                     FT 446
                        BIOTECHNOLOGY PORTFOLIO, SERIES 4

                          NOTES TO FINANCIAL STATEMENTS

1.    Significant accounting policies

The FT 446, Biotechnology Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a diversified portfolio of common stocks issued by companies involved in the biotechnology sector.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of .350% of average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.85% of the unit holders' initial investment.

Organization costs -

The Public Offering Price paid by unit holders includes an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaled $73,383, of which $69,487 has been paid.


2.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at May 31, 2001 follows:


          Unrealized appreciation                     $3,233,608
          Unrealized depreciation                     (6,741,207)
                                                      ----------

                                                     $(3,507,599)
                                                     ===========


3.    Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.340 per unit will be paid to the Sponsor over a five-month period ending on June 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.40% of the public offering price which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge. The remaining installment of the deferred sales charge is presented as a liability in the accompanying statement of assets and liabilities.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                            Period from
                                                            July 20, 2000
                                                      (Initial Date of Deposit)
                                                             to May 31,
                                                                2001

Dividend income                                                 $.043
Expenses                                                        (.046)
                                                                -----
      Investment income (loss) - net                            (.003)

Distributions to unit holders:
   Investment income - net                                          -
   Principal from investment transactions                           -

Net gain (loss) on investments                                  (.892)
                                                                -----
      Total increase (decrease) in net assets                   (.895)
Net assets:
   Beginning of period                                          9.537
                                                                -----

   End of period                                               $8.642
                                                               ======

                                     FT 446
                        BIOTECHNOLOGY PORTFOLIO, SERIES 4

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                 SPONSOR:                Nike Securities L.P.
                                         1001 Warrenville Road
                                         Lisle, Illinois  60532
                                         (800) 621-1675

                 TRUSTEE:                The Chase Manhattan Bank
                                         4 New York Plaza, 6th Floor
                                         New York, New York  10004-2413

                 LEGAL COUNSEL           Chapman and Cutler
                 TO SPONSOR:             111 West Monroe Street
                                         Chicago, Illinois  60603

                 LEGAL COUNSEL           Carter, Ledyard & Milburn
                 TO TRUSTEE:             2 Wall Street
                                         New York, New York  10005

                 INDEPENDENT             Deloitte & Touche LLP
                 AUDITORS:               180 North Stetson Avenue
                                         Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 446
                       COMMUNICATIONS PORTFOLIO, SERIES 7
                                 8,914,995 UNITS



PROSPECTUS
Part One
Dated September 28, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The FT 446, Communications Portfolio, Series 7 (the "Trust") is a unit investment trust consisting of a portfolio of common stocks issued by companies involved in the communications industry, diversified across domestic and international companies involved in communications services, communications equipment, fiber optics, networking products and wireless communications. At August 16, 2001, each Unit represented a 1/8,914,995 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.90% of the Public Offering Price (4.058% of the net amount invested) including income and principal cash. At August 16, 2001, the Public Offering Price per Unit was $3.873 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 446
                       COMMUNICATIONS PORTFOLIO, SERIES 7
               SUMMARY OF ESSENTIAL INFORMATION AS AUGUST 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank



GENERAL INFORMATION


Number of Units                                                        8,914,995
Fractional Undivided Interest in the Trust per Unit                  1/8,914,995
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                    $33,097,770
   Aggregate Value of Securities per Unit                                 $3.713
   Income and Principal cash (overdraft) in the Portfolio                $80,994
   Income and Principal cash (overdraft) per Unit                          $.009
   Sales Charge 4.058% (3.90% of Public Offering Price,
      including income and principal cash)                                 $.151
   Public Offering Price per Unit                                         $3.873
Redemption Price and Sponsor Repurchase Price per Unit
   ($.151 less than the Public Offering Price per Unit)                   $3.722

Date Trust Established                                             July 20, 2000
Mandatory Termination Date                                         July 15, 2005
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0015 per unit annually.
Trustee's Annual Fee:  $.0095 per unit.
Creation and development fee: 0.35% of average net assets, maximum of 2.85% of a unit holders' initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A unit holder who owns at least 1,000 units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 446,
Communications Portfolio, Series 7


We have audited the statement of assets and liabilities of FT 446, Communications Portfolio, Series 7 (the "Trust"), including the schedule of investments, as of May 31, 2001, and the related statements of operations and of changes in net assets for the period from July 20, 2000 (Initial Date of Deposit) to May 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 446, Communications Portfolio, Series 7, at May 31, 2001, and the results of its operations and changes in its net assets for the period from July 20, 2000 (Initial Date of Deposit) to May 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
September 14, 2001

                                     FT 446
                       COMMUNICATIONS PORTFOLIO, SERIES 7

                       STATEMENT OF ASSETS AND LIABILITIES

                                  May 31, 2001


ASSETS

Securities, at market value (cost $70,986,445) (Note 1)      $42,365,130
Dividends receivable                                              34,497
Cash                                                             231,284
Receivable from investment transactions                          108,275
                                                             -----------
Total Assets                                                 $42,739,186
                                                             ===========

LIABILITIES AND NET ASSETS

Liability for deferred sales charge (Note 3)                  $  638,710
Accrued liabilities                                               82,944
Unit redemptions payable                                         143,414
                                                             -----------
Total Liabilities                                                865,068
                                                             -----------

Net assets, applicable to 9,360,614 outstanding units
      of fractional undivided
      interest:
   Cost of Trust assets (Note 1)                              70,986,445
   Net unrealized appreciation (depreciation) (Note 2)       (28,621,315)
   Distributable funds (deficit)                               3,052,325
   Less deferred sales charge (Note 3)                        (3,429,670)
   Less organization costs (Note 1)                             (113,667)
                                                             -----------
                                                              41,874,118
                                                             -----------

Total Liabilities and Net Assets                             $42,739,186
                                                             ===========

Net asset value per unit                                          $4.473
                                                                  ======


See notes to financial statements.

                                     FT 446
                       COMMUNICATIONS PORTFOLIO, SERIES 7

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2001

    Number of                                                                         Market
     Shares               Name of Issuer of Equity Securities*                         Value

                          COMMUNICATIONS SERVICES (DOMESTIC) - 26%
                          ----------------------------------
    63,431                Qwest Communications International Inc.                   $2,330,455
    78,597                SBC Communications Inc.                                    3,383,601
    72,457                Verizon Communications                                     3,974,266
    74,082                WorldCom, Inc.                                             1,321,623

                          COMMUNICATIONS SERVICES (FOREIGN) - 22%
                          ---------------------------------
    62,280 (3)            America Movil - Series L (ADR)                             1,269,889
    62,540                Deutsche Telekom AG (ADR)                                  1,313,340
    25,267                Telecom Italia SpA (ADR)                                   2,418,052
    52,749 (4)            Telefonica S.A. (ADR)                                      2,341,528
    62,391 (3)            Telefonos de Mexico S.A. (ADR)                             2,151,866

                          COMMUNICATIONS EQUIPMENT - 8%
                          ------------------------
    89,786                ADC Telecommunications, Inc.                                 689,556
     4,419 (2)            Avaya Inc.                                                    71,588
    52,517 (2)            Lucent Technologies Inc.                                     413,834
   43,856  (1)            Nortel Networks Corporation                                  584,600
    52,777                Tellabs, Inc.                                              1,794,946

                          FIBER OPTICS - 3%
                          ------------
    37,733 (5)            Corning Incorporated                                         713,908
    31,430                JDS Uniphase Corporation                                     525,195

                          NETWORKING PRODUCTS - 5%
                          -------------------
    51,393                Cisco Systems, Inc.                                          989,829
    21,525                Juniper Networks, Inc.                                       915,458

                          WIRELESS COMMUNICATIONS - 36%
                          -----------------------
    36,370                Comverse Technology, Inc.                                  2,109,460
   160,910                L. M. Ericsson AB (ADR)                                    1,029,824
    92,852                Motorola, Inc.                                             1,364,924
    65,686                Nokia Oy (ADR)                                             1,920,659
    25,114                NTT DoCoMo, Inc. (ADR)                                     2,363,981
    54,659                QUALCOMM Incorporated                                      3,319,988
    52,581                Sprint Corp. (PCS Group)                                   1,156,782
    73,232                Vodafone Group Plc (formerly, Vodafone AirTouch Plc (ADR)  1,895,978
                                                                                   -----------
                          Total investments (total cost $70,986,445)               $42,365,130
                                                                                   ===========

* Percentages are calculated based on total market value of investments.

                                     FT 446
                       COMMUNICATIONS PORTFOLIO, SERIES 7

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2001



(1) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.

(2) In September 2000, Lucent Technologies, Inc. ("Lucent"), one of the Trust's original holdings, spun off Avaya Inc. ("Avaya"). Each shareholder of Lucent received .0833 shares of Avaya for each share of Lucent held.

(3) In February 2001, Telefonos de Mexico S.A. ("Telefonos"), one of the Trust's original holdings, spun off America Movil - Series L ("Movil"). Each shareholder of Telefonos received one share of Movil for each share of Telefonos held.

(4)  The number of shares reflects the effect of two 2% stock dividends.

(5)  The number of shares reflects the effect of a three for one stock split.




















See notes to financial statements.

                                     FT 446
                       COMMUNICATIONS PORTFOLIO, SERIES 7

                             STATEMENT OF OPERATIONS



                                                                  Period from
                                                                 July 20, 2000
                                                               (Initial Date of
                                                                  Deposit) to
                                                                 May 31, 2001

Dividend income (net of foreign taxes withheld
   of $21,897)                                                    $216,314

Expenses:
   Trustee and other service fees                                  (86,355)
   Creation and development fees                                  (142,267)
   Evaluator's fees                                                (20,141)
   Supervisory fees                                                (24,659)
   Administrative fees                                             (10,614)
                                                                  --------
   Total expenses                                                 (284,036)
                                                                  --------
      Investment income (loss) - net                               (67,722)

Net gain (loss) on investments:
   Net realized gain (loss)                                     (5,196,259)
   Change in net unrealized appreciation (depreciation)        (28,621,315)
                                                               -----------
                                                               (33,817,574)
                                                               -----------
Net increase (decrease) in net assets
   resulting from operations                                  $(33,885,296)
                                                              ============









See notes to financial statements.

                                     FT 446
                       COMMUNICATIONS PORTFOLIO, SERIES 7

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                  July 20, 2000
                                                                (Initial Date of
                                                                   Deposit) to
                                                                  May 31, 2001

Net increase (decrease) in net assets resulting
      from operations:
   Investment income (loss) - net                                    $(67,722)
   Net realized gain (loss) on investments                         (5,196,259)
   Net unrealized appreciation (depreciation) on investments      (28,621,315)
                                                                  -----------
                                                                  (33,885,296)

Units issued (10,072,279 units, net of deferred
   sales charges of $3,424,574 and net of organization
   costs of $113,330                                               79,156,418

Unit redemptions (726,652 units)                                   (3,539,944)

Distributions to unit holders:
   Investment income - net                                                  -
   Principal from investment transactions                                   -
                                                                  -----------
                                                                            -
                                                                  -----------
Total increase (decrease) in net assets                            41,731,178

Net assets:
   Beginning of period (representing 14,987 units
      at the Initial Date of Deposit)                                 142,940
                                                                     --------
   End of the period (including distributable
      funds (deficit) applicable to Trust
      units of $3,052,325 at May 31, 2001)                        $41,874,118
                                                                  ===========

Trust units outstanding at the end of the period                    9,360,614
                                                                    =========

See notes to financial statements.

                                     FT 446
                       COMMUNICATIONS PORTFOLIO, SERIES 7

                          NOTES TO FINANCIAL STATEMENTS

1.    Significant accounting policies

The FT 446, Communications Portfolio, Series 7 (the "Trust") is a unit investment trust consisting of a portfolio of common stocks issued by companies involved in the communications industry, diversified across domestic and international companies involved in communications services, communications equipment, fiber optics, networking products and wireless communications.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of .350% of average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.85% of the unit holders' initial investment.

Organization costs -

The Public Offering Price paid by unit holders includes an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $113,667 were paid.


2.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at May 31, 2001 follows:


        Unrealized appreciation                           $716,309
        Unrealized depreciation                        (29,337,624)
                                                       -----------

                                                      $(28,621,315)
                                                      ============


3.    Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which will be paid to the Sponsor over a five-month period ending on June 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the public offering price which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge. The remaining installment of the deferred sales charge is presented as a liability in the accompanying statement of assets and liabilities.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                         Period from
                                                         July 20, 2000
                                                   (Initial Date of Deposit)
                                                          to May 31,
                                                             2001

Dividend income                                              $.028
Expenses                                                     (.037)
                                                             -----
      Investment income (loss) - net                         (.009)

Distributions to unit holders:
   Investment income - net                                      -
   Principal from investment transactions                       -

Net gain (loss) on investments                              (5.056)
                                                            ------
      Total increase (decrease) in net assets               (5.065)
Net assets:
   Beginning of period                                       9.538
                                                             -----

   End of period                                            $4.473
                                                            ======

                                     FT 446
                       COMMUNICATIONS PORTFOLIO, SERIES 7

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                SPONSOR:                 Nike Securities L.P.
                                         1001 Warrenville Road
                                         Lisle, Illinois  60532
                                         (800) 621-1675

                TRUSTEE:                 The Chase Manhattan Bank
                                         4 New York Plaza, 6th Floor
                                         New York, New York  10004-2413

                LEGAL COUNSEL            Chapman and Cutler
                TO SPONSOR:              111 West Monroe Street
                                         Chicago, Illinois  60603

                LEGAL COUNSEL            Carter, Ledyard & Milburn
                TO TRUSTEE:              2 Wall Street
                                         New York, New York  10005

                INDEPENDENT              Deloitte & Touche LLP
                AUDITORS:                180 North Stetson Avenue
                                         Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 446
                           ENERGY PORTFOLIO, SERIES 8
                                 1,779,009 UNITS



PROSPECTUS
Part One
Dated September 28, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The FT 446, Energy Portfolio, Series 8 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of energy companies which the Sponsor believed were positioned to take advantage of the world's increasing demand for energy. At August 16, 2001, each Unit represented a 1/1,779,009 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.9% of the Public Offering Price (4.058% of the net amount invested) including income and principal cash. At August 16, 2001, the Public Offering Price per Unit was $9.893 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 446
                           ENERGY PORTFOLIO, SERIES 8
               SUMMARY OF ESSENTIAL INFORMATION AS AUGUST 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank



GENERAL INFORMATION


Number of Units                                                        1,779,009
Fractional Undivided Interest in the Trust per Unit                  1/1,779,009
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                    $16,883,546
   Aggregate Value of Securities per Unit                                 $9.490
   Income and Principal cash (overdraft) in the Portfolio                $30,337
   Income and Principal cash (overdraft) per Unit                          $.017
   Sales Charge 4.058% (3.9% of Public Offering Price,
      including income and principal cash)                                 $.386
   Public Offering Price per Unit                                         $9.893
Redemption Price and Sponsor Repurchase Price per Unit
   ($.386 less than the Public Offering Price per Unit)                   $9.507

Date Trust Established                                             July 20, 2000
Mandatory Termination Date                                         July 15, 2005
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0015 per unit annually.
Trustee's Annual Fee:  $.0095 per unit.
Creation and Development Fee: 0.35% of average net assets, maximum of 2.85% of a unit holders' initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A unit holder who owns at least 1,000 units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 446,
Energy Portfolio, Series 8


We have audited the statement of assets and liabilities of FT 446, Energy Portfolio, Series 8 (the "Trust"), including the schedule of investments, as of May 31, 2001, and the related statements of operations and of changes in net assets for the period from July 20, 2000 (Initial Date of Deposit) to May 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 446, Energy Portfolio, Series 8, at May 31, 2001, and the results of its operations and changes in its net assets for the period from July 20, 2000 (Initial Date of Deposit) to May 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
September 14, 2001

                                     FT 446
                           ENERGY PORTFOLIO, SERIES 8

                       STATEMENT OF ASSETS AND LIABILITIES

                                  May 31, 2001


ASSETS

Securities, at market value (cost $19,846,027) (Note 1)           $21,630,672
Dividends receivable                                                   45,018
Cash                                                                   17,744
Receivable from investment transactions                               164,084
                                                                  -----------
Total Assets                                                      $21,857,518
                                                                  ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                $   21,561
Unit redemptions payable                                              100,816
Liability for organization costs                                        7,176
Liability for deferred sales charge (Note 3)                          128,411
                                                                  -----------
Total Liabilities                                                     257,964
                                                                  -----------

Net assets, applicable to 1,879,617 outstanding units
      of fractional undivided
      interest:
   Cost of Trust assets (Note 1)                                   19,846,027
   Net unrealized appreciation (depreciation) (Note 2)              1,784,645
   Distributable funds (deficit)                                      794,649
   Less deferred sales charge (Note 3)                               (789,869)
   Less organization costs (Note 1)                                   (35,898)
                                                                   ----------
                                                                   21,599,554
                                                                   ----------

Total Liabilities and Net Assets                                  $21,857,518
                                                                  ===========

Net asset value per unit                                              $11.491
                                                                      =======


See notes to financial statements.

                                     FT 446
                           ENERGY PORTFOLIO, SERIES 8

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2001

    Number of                                                                         Market
     Shares               Name of Issuer of Equity Securities*                         Value

                          NATURAL GAS - 15%
                          -----------
    15,159 (1)            Dynegy Inc.                                                 $747,339
    24,104 (2)            El Paso Corporation                                        1,467,934
     8,466                Enron Corp.                                                  447,936
    14,384 (3)            The Williams Companies, Inc.                                 566,730

                          OIL & GAS - DRILLING - 14%
                          --------------------
    21,414                Global Marine Inc.                                           549,269
    13,650                Nabors Industries, Inc.                                      694,102
    14,119                Noble Drilling Corporation                                   602,881
    17,668                Santa Fe International Corporation                           651,596
    11,580                Transocean Sedco Forex, Inc.                                 618,951

                          OIL & GAS - EXPLORATION & PRODUCTION - 21%
                          ------------------------------------
    12,267                Anadarko Petroleum Corporation                               768,037
    20,845                Barrett Resources Corporation                              1,485,206
    16,603                Burlington Resources Inc.                                    811,887
    19,280                EOG Resources, Inc.                                          865,479
    28,698                Vintage Petroleum, Inc.                                      619,877

                          OIL-FIELD SERVICES - 19%
                          ------------------
    17,892 (1)            BJ Services Company                                          670,950
    18,397                Baker Hughes Incorporated                                    724,842
    13,261                Halliburton Company                                          619,819
     7,819                Schlumberger Limited                                         492,831
    16,626                Tidewater Inc.                                               779,926
    14,688                Weatherford International, Inc.                              827,963

                          OIL-INTEGRATED - 26%
                          --------------
    11,255                BP Amoco Plc (ADR)                                           600,904
     7,153                Chevron Corporation                                          687,046
    27,174                Conoco Inc. (Class A)                                        840,220
    11,273                ENI SpA (ADR)                                                729,363
     7,846                Exxon Mobil Corporation                                      696,332
    10,175 (4)            Royal Dutch Petroleum Company                                620,471
    11,675                Texaco Inc.                                                  833,595
     8,094                Total Fina Elf SA (ADR)                                      596,852

                          OIL-REFINING & MARKETING - 5%
                          ------------------------
    20,271                Tosco Corporation                                          1,012,334
                                                                                   -----------
                          Total investments (total cost $19,846,027)               $21,630,672
                                                                                   ===========

* Percentages are calculated based on total market value of investments.

                                     FT 446
                           ENERGY PORTFOLIO, SERIES 8

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2001



(1)  The number of shares reflects the effect of a two for one stock split.

(2) In January 2001, The Coastal Corporation ("Coastal"), one of the Trust's original holdings, was acquired by El Paso Energy Corporation ("El Paso"), also one of the Trust's original holdings. Each shareholder of Coastal received 1.23 shares of El Paso for each share of Coastal held. Subsequently, El Paso changed its name to El Paso Corporation.

(3) In April 2001, The Williams Companies, Inc. ("Companies"), one of the Trust's original holdings, spun off Williams Communications Group ("Group"). Each shareholder of Companies received .8224 shares of Group for each share of Companies held.

(4) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.




















See notes to financial statements.

                                     FT 446
                           ENERGY PORTFOLIO, SERIES 8

                             STATEMENT OF OPERATIONS



                                                                  Period from
                                                                 July 20, 2000
                                                               (Initial Date of
                                                                  Deposit) to
                                                                 May 31, 2001

Dividend income (net of foreign taxes withheld
   of $6,363)                                                     $164,807

Expenses:
   Trustee and other service fees                                  (20,016)
   Creation and development fees                                   (58,321)
   Evaluator's fees                                                 (4,824)
   Supervisory fees                                                 (5,715)
   Administrative fees                                              (2,449)
                                                                 ---------
   Total expenses                                                  (91,325)
                                                                 ---------
      Investment income (loss) - net                                73,482

Net gain (loss) on investments:
   Net realized gain (loss)                                        319,778
   Change in net unrealized appreciation (depreciation)          1,784,645
                                                                 ---------
                                                                 2,104,423
                                                                 ---------
Net increase (decrease) in net assets
   resulting from operations                                    $2,177,905
                                                                ==========








See notes to financial statements.

                                     FT 446
                           ENERGY PORTFOLIO, SERIES 8

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                  July 20, 2000
                                                                (Initial Date of
                                                                   Deposit) to
                                                                  May 31, 2001

Net increase (decrease) in net assets resulting
      from operations:
   Investment income (loss) - net                                     $73,482
   Net realized gain (loss) on investments                            319,778
   Net unrealized appreciation (depreciation) on investments        1,784,645
                                                                    ---------
                                                                    2,177,905

Units issued (2,308,209 units, net of deferred
   sales charges of $784,791 and net of organization
   costs of $35,561)                                               24,202,714

Unit redemptions (443,527units)                                    (4,866,326)

Distributions to unit holders:
   Investment income - net                                            (57,183)
   Principal from investment transactions                                   -
                                                                   ----------
                                                                      (57,183)
                                                                   ----------
Total increase (decrease) in net assets                            21,457,110

Net assets:
   Beginning of the period (representing 14,935 units
      at the Initial Date of Deposit)                                 142,444
                                                                     --------
   End of the period (including distributable
      funds (deficit) applicable to Trust
      units of $794,649 at May 31, 2001)                          $21,599,554
                                                                  ===========

Trust units outstanding at the end of the period                    1,879,617
                                                                    =========

See notes to financial statements.

                                     FT 446
                           ENERGY PORTFOLIO, SERIES 8

                          NOTES TO FINANCIAL STATEMENTS

1.    Significant accounting policies

The FT 446, Energy Portfolio, Series 8 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of energy companies which the Sponsor believed were positioned to take advantage of the world's increasing demand for energy.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of .35% of average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.85% of the unit holders' initial investment.

Organization costs -

The Public Offering Price paid by unit holders includes an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaled $35,898, of which $28,722 has been paid.


2.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at May 31, 2001 follows:


          Unrealized appreciation                  $2,413,568
          Unrealized depreciation                    (628,923)
                                                   ----------

                                                   $1,784,645
                                                   ==========


3.    Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which will be paid to the Sponsor over a five-month period ending on June 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.40% of the public offering price which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge. The remaining installment of the deferred sales charge is presented as a liability in the accompanying statement of assets and liabilities.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                          Period from
                                                          July 20, 2000
                                                    (Initial Date of Deposit)
                                                           to May 31,
                                                              2001

Dividend income                                               $.094
Expenses                                                      (.052)
                                                              -----
      Investment income (loss) - net                           .042

Distributions to unit holders:
   Investment income- net                                     (.026)
   Principal from investment transactions                         -

Net gain (loss) on investments                                1.937
                                                              -----
      Total increase (decrease) in net assets                 1.953
Net assets:
   Beginning of period                                        9.538
                                                              -----

   End of period                                            $11.491
                                                            =======

                                     FT 446
                           ENERGY PORTFOLIO, SERIES 8

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                SPONSOR:                  Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                TRUSTEE:                  The Chase Manhattan Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                LEGAL COUNSEL             Chapman and Cutler
                TO SPONSOR:               111 West Monroe Street
                                          Chicago, Illinois  60603

                LEGAL COUNSEL             Carter, Ledyard & Milburn
                TO TRUSTEE:               2 Wall Street
                                          New York, New York  10005

                INDEPENDENT               Deloitte & Touche LLP
                AUDITORS:                 180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 446
                     FINANCIAL SERVICES PORTFOLIO, SERIES 8
                                 3,940,903 UNITS



PROSPECTUS
Part One
Dated September 28, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The FT 446, Financial Services Portfolio, Series 8 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies involved in the financial services industry. At August 16, 2001, each Unit represented a 1/3,940,903 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.9% of the Public Offering Price (4.058% of the net amount invested) including income and principal cash. At August 16, 2001, the Public Offering Price per Unit was $9.542 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 446
                     FINANCIAL SERVICES PORTFOLIO, SERIES 8
               SUMMARY OF ESSENTIAL INFORMATION AS AUGUST 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank



GENERAL INFORMATION


Number of Units                                                       3,940,903
Fractional Undivided Interest in the Trust per Unit                 1/3,940,903
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $36,098,629
   Aggregate Value of Securities per Unit                                 $9.16
   Income and Principal cash (overdraft) in the Portfolio               $40,145
   Income and Principal cash (overdraft) per Unit                          $.01
   Sales Charge 4.058% (3.9% of Public Offering Price,
      including income and principal cash)                                $.372
   Public Offering Price per Unit                                        $9.542
Redemption Price and Sponsor Repurchase Price per Unit
   ($.372 less than the Public Offering Price per Unit)                  $9.170

Date Trust Established                                            July 20, 2000
Mandatory Termination Date                                        July 15, 2005
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0015 per unit annually.
Trustee's Annual Fee:  $.0095 per unit.
Creation and Development Fee: 0.35% of average net assets, maximum of 2.85% of a unit holders' initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A unit holder who owns at least 1,000 units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 446,
Financial Services Portfolio, Series 8


We have audited the statement of assets and liabilities of FT 446, Financial Services Portfolio, Series 8 (the "Trust"), including the schedule of investments, as of May 31, 2001, and the related statements of operations and of changes in net assets for the period from July 20, 2000 (Initial Date of Deposit) to May 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 446, Financial Services Portfolio, Series 8, at May 31, 2001, and the results of its operations and changes in its net assets for the period from July 20, 2000 (Initial Date of Deposit) to May 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
September 14, 2001

                                     FT 446
                     FINANCIAL SERVICES PORTFOLIO, SERIES 8

                       STATEMENT OF ASSETS AND LIABILITIES

                                  May 31, 2001


ASSETS

Securities, at market value (cost $40,485,616) (Note 1)           $39,667,067
Dividends receivable                                                   38,647
Cash                                                                  204,785
Receivable from investment transactions                               165,822
                                                                  -----------
Total Assets                                                      $40,076,321
                                                                  ===========

LIABILITIES AND NET ASSETS

Liability for deferred sales charge (Note 3)                       $  279,078
Accrued liabilities                                                    42,640
Unit redemptions payable                                               44,802
                                                                  -----------
Total Liabilities                                                     366,520
                                                                  -----------

Net assets, applicable to 4,099,499 outstanding units
      of fractional undivided
      interest:
   Cost of Trust assets (Note 1)                                   40,485,616
   Net unrealized appreciation (depreciation) (Note 2)               (818,549)
   Distributable funds (deficit)                                    1,752,852
   Less deferred sales charge (Note 3)                             (1,643,446)
   Less organization costs (Note 1)                                   (66,672)
                                                                  -----------
                                                                   39,709,801
                                                                  -----------

Total Liabilities and Net Assets                                  $40,076,321
                                                                  ===========

Net asset value per unit                                               $9.687
                                                                       ======


See notes to financial statements.

                                     FT 446
                     FINANCIAL SERVICES PORTFOLIO, SERIES 8

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2001

    Number of                                                                                    Market
     Shares               Name of Issuer of Equity Securities*                                    Value

                          BANKS & THRIFTS - 30%
                          ---------------
    27,625                Bank of America Corporation                                          $1,636,781
    35,239                Fleet Boston Financial Corporation                                    1,465,590
    25,199 (5)            JP Morgan Chase & Company (formerly, The Chase
                            Manhattan Corporation)                                              1,238,531
    16,879                Northern Trust Corporation                                            1,116,546
    23,634 (3)            State Street Corporation                                              1,299,161
    59,962                U.S. Bancorp (formerly, Firstar Corporation)                          1,337,153
    62,164 (1)            Washington Mutual, Inc.                                               2,214,282
    30,165                Wells Fargo & Company                                                 1,420,168

                          FINANCIAL SERVICES - 30%
                          ------------------
    22,763                American Express Company                                                958,778
    23,862                Capital One Financial Corporation                                     1,553,655
    24,679 (2)            Citigroup Inc.                                                        1,264,799
    25,216                Fannie Mae                                                            2,078,807
    28,343                Household International, Inc.                                         1,861,001
    19,360 (4)            ING Groep N.V.                                                        1,255,496
    40,971                MBNA Corporation                                                      1,477,414
    26,789 (3)            Providian Financial Corporation                                       1,520,544

                          INSURANCE - 14%
                          ---------
    52,549 (3)            AFLAC Incorporated                                                    1,704,164
    15,825 (1)            American International Group, Inc.                                    1,281,825
    11,572                Marsh & McLennan Companies, Inc.                                      1,213,903
    35,234                Nationwide Financial Services, Inc. (Class A)                         1,558,048

                          INVESTMENT SERVICES - 26%
                          -------------------
    98,001                Ameritrade Holding Corporation (Class A)                                831,048
    51,765 (3)            Eaton Vance Corp.                                                     1,856,293
    12,615                The Goldman Sachs Group, Inc.                                         1,199,687
    40,517                Knight Trading Group, Inc.                                              579,798
    23,946 (3)            Lehman Brothers Holdings Inc.                                         1,714,773
    20,881 (3)            Merrill Lynch & Co., Inc.                                             1,356,638
    14,292                Morgan Stanley Dean Witter & Co.                                        929,123
    29,232                T. Rowe Price Group Inc. (formerly, T. Rowe Price Associates, Inc.)   1,072,522
    35,667                The Charles Schwab Corporation                                          670,539
                                                                                              -----------
                          Total investments (total cost $40,485,616)                          $39,667,067
                                                                                              ===========

* Percentages are calculated based on total market value of investments.

                                     FT 446
                     FINANCIAL SERVICES PORTFOLIO, SERIES 8

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2001




(1)  The number of shares reflects the effect of a three for two stock split.

(2)  The number of shares reflects the effect of a four for three stock split.

(3)  The number of shares reflects the effect of a two for one stock split.

(4) This security represents the common stock of a foreign company which trades on a U.S. national securities exchange.

(5) JP Morgan Chase & Company is the holding company for The Chase Manhattan Bank, the Trustee for the Trust.






















See notes to financial statements.

                                     FT 446
                     FINANCIAL SERVICES PORTFOLIO, SERIES 8

                             STATEMENT OF OPERATIONS



                                                                 Period from
                                                                July 20, 2000
                                                              (Initial Date of
                                                                 Deposit) to
                                                                May 31, 2001

Dividend income (net of foreign taxes withheld
   of $8,702)                                                    $444,385

Expenses:
   Trustee and other service fees                                 (40,988)
   Creation and development fees                                 (116,064)
   Evaluator's fees                                               (10,434)
   Supervisory fees                                               (12,473)
   Administrative fees                                             (5,346)
                                                                 --------
   Total expenses                                                (185,305)
                                                                 --------
      Investment income (loss) - net                              259,080

Net gain (loss) on investments:
   Net realized gain (loss)                                       227,210
   Change in net unrealized appreciation (depreciation)          (818,549)
                                                                 --------
                                                                 (591,339)
                                                                 --------
Net increase (decrease) in net assets
   resulting from operations                                    $(332,259)
                                                                =========








See notes to financial statements.

                                     FT 446
                     FINANCIAL SERVICES PORTFOLIO, SERIES 8

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  Period from
                                                                 July 20, 2000
                                                               (Initial Date of
                                                                  Deposit) to
                                                                 May 31, 2001

Net increase (decrease) in net assets resulting
      from operations:
   Investment income (loss) - net                                   $259,080
   Net realized gain (loss) on investments                           227,210
   Net unrealized appreciation (depreciation) on investments        (818,549)
                                                                   ---------
                                                                    (332,259)

Units issued (4,818,728 units, net of deferred
   sales charges of $1,638,368 and net of organization
   costs of $66,336)                                              49,406,826

Unit redemptions (734,165 units)                                  (7,020,060)

Distributions to unit holders:
   Investment income - net                                          (133,435)
   Principal from investment transactions                         (2,353,725)
                                                                  ----------
                                                                  (2,487,160)
                                                                  ----------
Total increase (decrease) in net assets                           39,567,347

Net assets:
   Beginning of the period (representing 14,936 units
      at the Initial Date of Deposit)                                142,454
                                                                   ---------
   End of the period (including distributable
      funds (deficit) applicable to Trust
      units of $1,752,852 at May 31, 2001)                       $39,709,801
                                                                 ===========

Trust units outstanding at the end of the period                   4,099,499
                                                                   =========

See notes to financial statements.

                                     FT 446
                     FINANCIAL SERVICES PORTFOLIO, SERIES 8

                          NOTES TO FINANCIAL STATEMENTS

1.    Significant accounting policies

The FT 446, Financial Services Portfolio, Series 8 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies involved in the financial services industry.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of .350% of average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.85% of the unit holders' initial investment.

Organization costs -

The Public Offering Price paid by unit holders includes an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $66,672, were paid.


2.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at May 31, 2001 follows:


             Unrealized appreciation                  $3,252,710
             Unrealized depreciation                  (4,071,259)
                                                      ----------

                                                       $(818,549)
                                                       =========


3.    Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit will be paid to the Sponsor over a five-month period ending on June 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the public offering price which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge. The remaining installment of the deferred sales charge is presented as a liability in the accompanying statement of assets and liabilities.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                           Period from
                                                           July 20, 2000
                                                     (Initial Date of Deposit)
                                                            to May 31,
                                                               2001

Dividend income                                                $.115
Expenses                                                       (.048)
                                                               -----
      Investment income (loss) - net                            .067

Distributions to unit holders:
   Investment income - net                                     (.029)
   Principal from investment transactions                      (.519)

Net gain (loss) on investments                                  .630
                                                               -----
      Total increase (decrease) in net assets                   .149
Net assets:
   Beginning of period                                         9.538
                                                               -----

   End of period                                              $9.687
                                                              ======

                                     FT 446
                     FINANCIAL SERVICES PORTFOLIO, SERIES 8

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                 SPONSOR:                   Nike Securities L.P.
                                            1001 Warrenville Road
                                            Lisle, Illinois  60532
                                            (800) 621-1675

                 TRUSTEE:                   The Chase Manhattan Bank
                                            4 New York Plaza, 6th Floor
                                            New York, New York  10004-2413

                 LEGAL COUNSEL              Chapman and Cutler
                 TO SPONSOR:                111 West Monroe Street
                                            Chicago, Illinois  60603

                 LEGAL COUNSEL              Carter, Ledyard & Milburn
                 TO TRUSTEE:                2 Wall Street
                                            New York, New York  10005

                 INDEPENDENT                Deloitte & Touche LLP
                 AUDITORS:                  180 North Stetson Avenue
                                            Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 446
                          INTERNET PORTFOLIO, SERIES 11
                                 9,219,693 UNITS



PROSPECTUS
Part One
Dated September 28, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The FT 446, Internet Portfolio, Series 11 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies which provide products or services for, or conduct business on, the Internet. At August 16, 2001, each Unit represented a 1/9,219,693 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.9% of the Public Offering Price (4.058% of the net amount invested) including income and principal cash. At August 16, 2001, the Public Offering Price per Unit was $2.228 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 446
                          INTERNET PORTFOLIO, SERIES 11
               SUMMARY OF ESSENTIAL INFORMATION AS AUGUST 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank



GENERAL INFORMATION


Number of Units                                                      9,219,693
Fractional Undivided Interest in the Trust per Unit                1/9,219,693
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                  $19,813,628
   Aggregate Value of Securities per Unit                               $2.149
   Income and Principal cash (overdraft) in the Portfolio            $(71,073)
   Income and Principal cash (overdraft) per Unit                      $(.008)
   Sales Charge 4.058% (3.9% of Public Offering Price,
      including income and principal cash)                               $.087
   Public Offering Price per Unit                                       $2.228
Redemption Price and Sponsor Repurchase Price per Unit
   ($.087 less than the Public Offering Price per Unit)                 $2.141

Date Trust Established                                           July 20, 2000
Mandatory Termination Date                                       July 15, 2005
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0015 per unit annually.
Trustee's Annual Fee:  $.0095 per unit.
Creation and Development Fee: 0.35% of average net assets, maximum of 2.85% of a unit holders' initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A unit holder who owns at least 1,000 units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 446,
Internet Portfolio, Series 11


We have audited the statement of assets and liabilities of FT 446, Internet Portfolio, Series 11 (the "Trust"), including the schedule of investments, as of May 31, 2001, and the related statements of operations and of changes in net assets for the period from July 20, 2000 (Initial Date of Deposit) to May 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 446, Internet Portfolio, Series 11, at May 31, 2001, and the results of its operations and changes in its net assets for the period from July 20, 2000 (Initial Date of Deposit) to May 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
September 14, 2001

                                     FT 446
                          INTERNET PORTFOLIO, SERIES 11

                       STATEMENT OF ASSETS AND LIABILITIES

                                  May 31, 2001


ASSETS

Securities, at market value (cost $68,007,803) (Note 1)           $28,252,004
Cash                                                                   80,613
Dividends receivable                                                    4,320
Receivable from investment transactions                               219,522
                                                                  -----------
Total Assets                                                      $28,556,459
                                                                  ===========

LIABILITIES AND NET ASSETS

Liability for deferred sales charge (Note 3)                       $  657,950
Accrued liabilities                                                    74,630
Unit redemptions payable                                              225,350
                                                                  -----------
Total Liabilities                                                     957,930
                                                                  -----------

Net assets, applicable to 9,596,353 outstanding units
      of fractional undivided
      interest:
   Cost of Trust assets (Note 1)                                   68,007,803
   Net unrealized appreciation (depreciation) (Note 2)            (39,755,799)
   Distributable funds (deficit)                                    2,950,655
   Less deferred sales charge (Note 3)                             (3,482,708)
   Less organization costs (Note 1)                                  (121,422)
                                                                  -----------
                                                                   27,598,529
                                                                  -----------

Total Liabilities and Net Assets                                  $28,556,459
                                                                  ===========

Net asset value per unit                                               $2.876
                                                                       ======


See notes to financial statements.

                                     FT 446
                          INTERNET PORTFOLIO, SERIES 11

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2001

    Number of                                                                         Market
     Shares               Name of Issuer of Equity Securities*                         Value

                          ACCESS/INFORMATION PROVIDERS - 20%
                          ----------------------------
    47,081                AOL Time Warner, Inc. (formerly, America Online, Inc.)    $2,459,041
    51,515                Qwest Communications International Inc.                    1,892,661
    59,557                WorldCom, Inc.                                             1,062,497
    20,596                Yahoo! Inc.                                                  372,994

                          COMMUNICATIONS EQUIPMENT - 10%
                          ------------------------
     3,669 (1)            Avaya Inc.                                                    59,438
    25,729                JDS Uniphase Corporation                                     429,932
    43,892 (1)            Lucent Technologies Inc.                                     345,869
    36,133 (5)            Nortel Networks Corporation                                  481,653
    41,967                Tellabs, Inc.                                              1,427,298

                          COMPUTERS & PERIPHERALS - 23%
                          -----------------------
    28,236 (2)            Brocade Communications Systems, Inc.                       1,101,204
    54,422                Dell Computer Corporation                                  1,325,720
    34,050 (4)            EMC Corporation                                            1,075,980
    43,356                Gateway, Inc.                                                724,045
    42,996 (2)            Hewlett-Packard Company                                    1,260,643
     1,246 (4)            McData Corporation                                            31,599
    58,937 (2)            Sun Microsystems, Inc.                                       970,692

                          INTERNET SOFTWARE & SERVICES - 35%
                          ----------------------------
    21,846                Ariba, Inc.                                                  124,741
    68,601                BroadVision, Inc.                                            432,872
    37,374 (3)(5)         Check Point Software Technologies Ltd.                     2,012,964
    55,255                Exodus Communications, Inc.                                  438,172
    21,860                Inktomi Corporation                                          218,600
    38,317                Microsoft Corporation                                      2,650,770
    32,889                OpenWave Systems, Inc. (formerly, Phone.com, Inc.)         1,260,635
    74,835 (2)            Oracle Corporation                                         1,144,976
    55,445                RealNetworks, Inc.                                           610,449
    16,416                VeriSign, Inc.                                               927,504



* Percentages are calculated based on total market value of investments.





                                     FT 446
                          INTERNET PORTFOLIO, SERIES 11

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2001

    Number of                                                                         Market
     Shares               Name of Issuer of Equity Securities*                         Value

                          NETWORKING PRODUCTS - 5%
                          -------------------
    41,551                Cisco Systems, Inc.                                         $800,272
    17,576                Juniper Networks, Inc.                                       747,507

                          SEMICONDUCTORS - 7%
                          --------------
    11,717                Broadcom Corporation (Class A)                               389,706
    39,435 (2)            Intel Corporation                                          1,065,139
    12,985 (5)            PMC-Sierra, Inc.                                             406,431
                                                                                   -----------
                          Total investments (total cost $68,007,803)               $28,252,004
                                                                                   ===========






















* Percentages are calculated based on total market value of investments.

                                     FT 446
                          INTERNET PORTFOLIO, SERIES 11

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2001



(1) In September 2000, Lucent Technologies, Inc. ("Lucent"), one of the Trust's original holdings, spun off Avaya Inc. ("Avaya"). Each shareholder of Lucent received .0833 shares of Avaya for each share of Lucent held.

(2)  The number of shares reflects the effect of a two for one stock split.

(3) The number of shares reflects the effect of a two for one and a three for two stock split.

(4) In February 2001, EMC Corporation ("EMC"), one of the Trust's original holdings, spun off McData Corporation ("McData"). Each shareholder of EMC received .0368 shares of McData for each share of EMC held.

(5) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.




















See notes to financial statements.

                                     FT 446
                          INTERNET PORTFOLIO, SERIES 11

                             STATEMENT OF OPERATIONS




                                                                   Period from
                                                                  July 20, 2000
                                                                (Initial Date of
                                                                   Deposit) to
                                                                  May 31, 2001

Dividend income (net of foreign taxes withheld
   of $241)                                                         $17,927

Expenses:
   Trustee and related service fees                                 (80,350)
   Creation and development fees                                   (112,039)
   Evaluator's fees                                                 (20,074)
   Supervisory fees                                                 (24,637)
   Administrative fees                                              (10,559)
                                                                   --------
   Total expenses                                                  (247,659)
                                                                   --------
      Investment income (loss) - net                               (229,732)

Net gain (loss) on investments:
   Net realized gain (loss)                                      (7,536,856)
   Change in net unrealized appreciation (depreciation)         (39,755,799)
                                                                -----------
                                                                (47,292,655)
                                                                -----------
Net increase (decrease) in net assets
   resulting from operations                                   $(47,522,387)
                                                               ============







See notes to financial statements.

                                     FT 446
                          INTERNET PORTFOLIO, SERIES 11

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                  July 20, 2000
                                                                (Initial Date of
                                                                   Deposit) to
                                                                  May 31, 2001

Net increase (decrease) in net assets resulting
      from operations:
   Investment income (loss) - net                                   $(229,732)
   Net realized gain (loss) on investments                         (7,536,856)
   Net unrealized appreciation (depreciation) on investments      (39,755,799)
                                                                  -----------
                                                                  (47,522,387)

Units issued (10,228,346 units, net of deferred
   sales charges of $3,477,637 and net of organization
   costs of $121,086                                               77,148,155

Unit redemptions (646,907 units)                                   (2,169,479)

Distributions to unit holders:
   Investment income - net                                                  -
   Principal from investment transactions                                   -
                                                                  -----------
                                                                            -
                                                                  -----------
Total increase (decrease) in net assets                            27,456,289

Net assets:
   Beginning of the period (representing 14,914 units
      at the Initial Date of Deposit)                                 142,240
                                                                    ---------
   End of the period (including distributable
      funds (deficit) applicable to Trust
      units of $2,950,655 at May 31, 2001)                        $27,598,529
                                                                  ===========

Trust units outstanding at the end of the period                    9,596,353
                                                                    =========

See notes to financial statements.

                                     FT 446
                          INTERNET PORTFOLIO, SERIES 11

                          NOTES TO FINANCIAL STATEMENTS

1.    Significant accounting policies

The FT 446, Internet Portfolio, Series 11 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies which provide products or services for, or conduct business on, the Internet.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of .350% of average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.85% of the unit holders' initial investment.

Organization costs -

The Public Offering Price paid by unit holders includes an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $121,422 were paid.


2.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at May 31, 2001 follows:


              Unrealized depreciation                  $(39,985,583)
              Unrealized appreciation                       229,784
                                                       ------------

                                                       $(39,755,799)
                                                       ============


3.    Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.340 per unit which will be paid to the Sponsor over a five-month period ending on June 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.40% of the public offering price which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge. The remaining installment of the deferred sales charge is presented as a liability in the accompanying statement of assets and liabilities.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                          Period from
                                                          July 20, 2000
                                                    (Initial Date of Deposit)
                                                           to May 31,
                                                              2001

Dividend income                                               $.002
Expenses                                                      (.033)
                                                              -----
      Investment income (loss) - net                          (.031)

Distributions to unit holders:
   Investment income - net                                       -
   Principal from investment transactions                        -

Net gain (loss) on investments                               (6.630)
                                                             ------
      Total increase (decrease) in net assets                (6.661)
Net assets:
   Beginning of the period                                    9.537
                                                              -----

   End of the period                                         $2.876
                                                             ======

                                     FT 446
                          INTERNET PORTFOLIO, SERIES 11

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                  Nike Securities L.P.
                                            1001 Warrenville Road
                                            Lisle, Illinois  60532
                                            (800) 621-1675

                  TRUSTEE:                  The Chase Manhattan Bank
                                            4 New York Plaza, 6th Floor
                                            New York, New York  10004-2413

                  LEGAL COUNSEL             Chapman and Cutler
                  TO SPONSOR:               111 West Monroe Street
                                            Chicago, Illinois  60603

                  LEGAL COUNSEL             Carter, Ledyard & Milburn
                  TO TRUSTEE:               2 Wall Street
                                            New York, New York  10005

                  INDEPENDENT               Deloitte & Touche LLP
                  AUDITORS:                 180 North Stetson Avenue
                                            Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 446
                        NEW E-CONOMY PORTFOLIO, SERIES 3
                                 1,401,093 UNITS



PROSPECTUS
Part One
Dated September 28, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The FT 446, New e-conomy Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies that bring products and services to the new technology-driven economy. At August 16, 2001, each Unit represented a 1/1,401,093 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.90% of the Public Offering Price (4.058% of the net amount invested) including income and principal cash. At August 16, 2001, the Public Offering Price per Unit was $2.824 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 446
                        NEW E-CONOMY PORTFOLIO, SERIES 3
               SUMMARY OF ESSENTIAL INFORMATION AS AUGUST 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank



GENERAL INFORMATION


Number of Units                                                       1,401,093
Fractional Undivided Interest in the Trust per Unit                 1/1,401,093
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                    $3,826,838
   Aggregate Value of Securities per Unit                                $2.731
   Income and Principal cash (overdraft) in the Portfolio             $(24,440)
   Income and Principal cash (overdraft) per Unit                       $(.017)
   Sales Charge 4.058% (3.90% of Public Offering Price,
      including income and principal cash)                                $.110
   Public Offering Price per Unit                                        $2.824
Redemption Price and Sponsor Repurchase Price per Unit
   ($.110 less than the Public Offering Price per Unit)                  $2.714

Date Trust Established                                            July 20, 2000
Mandatory Termination Date                                        July 15, 2005
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0015 per unit annually.
Trustee's Annual Fee:  $.0095 per unit.
Creation and development fee: 0.35% of average net assets, maximum of 2.85% of unit holders' initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $1.00 per 100 units. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 446,
New e-conomy Portfolio, Series 3


We have audited the statement of assets and liabilities of FT 446, New e-conomy Portfolio, Series 3 (the "Trust"), including the schedule of investments, as of May 31, 2001, and the related statements of operations and of changes in net assets for the period from July 20, 2000 (Initial Date of Deposit) to May 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 446, New e-conomy Portfolio, Series 3, at May 31, 2001, and the results of its operations and changes in its net assets for the period from July 20, 2000 (Initial Date of Deposit) to May 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
September 14, 2001

                                     FT 446
                        NEW E-CONOMY PORTFOLIO, SERIES 3

                       STATEMENT OF ASSETS AND LIABILITIES

                                  May 31, 2001



ASSETS

Securities, at market value (cost $12,546,539) (Note 1)           $5,157,419
Dividends receivable                                                     332
                                                                  ----------
Total Assets                                                      $5,157,751
                                                                  ==========

LIABILITIES AND NET ASSETS

Cash overdraft                                                    $    5,759
Accrued liabilities                                                   12,670
Liability for organization costs                                       3,176
Liability for deferred sales charge (Note 3)                          99,618
                                                                 -----------
Total Liabilities                                                    121,223
                                                                 -----------

Net assets, applicable to 1,464,973 outstanding units
      of fractional undivided
      interest:
   Cost of Trust assets (Note 1)                                  12,546,539
   Net unrealized appreciation (depreciation) (Note 2)            (7,389,120)
   Distributable funds (deficit)                                     480,897
   Less deferred sales charge (Note 3)                              (572,877)
   Less organization costs (Note 1)                                  (28,911)
                                                                 -----------
                                                                   5,036,528
                                                                 -----------

Total Liabilities and Net Assets                                  $5,157,751
                                                                  ==========

Net asset value per unit                                              $3.438
                                                                      ======


See notes to financial statements.

                                     FT 446
                        NEW E-CONOMY PORTFOLIO, SERIES 3

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2001

    Number of                                                                         Market
     Shares               Name of Issuer of Equity Securities*                         Value

                          BANDWIDTH - 13%
                          ---------
       697 (2)            Avaya, Inc.                                                  $11,291
     7,921                Cisco Systems, Inc.                                          152,559
     4,889                JDS Uniphase Corporation                                      81,695
     8,402 (2)            Lucent Technologies Inc.                                      66,208
     6,958 (4)            Nortel Networks Corporation                                   92,750
     7,974                Tellabs, Inc.                                                271,196

                          e-COMMERCE - 24%
                          ----------
     9,049                AOL Time Warner, Inc. (formerly, America On-Line, Inc.)      472,629
     4,168                Ariba, Inc.                                                   23,799
     7,817 (1)            i2 Technologies, Inc.                                        156,965
     7,207                Microsoft Corporation                                        498,580
     3,939                Yahoo! Inc.                                                   71,335

                          e-INFRASTRUCTURE - 20%
                          ----------------
    10,157                Dell Computer Corporation                                    247,425
     6,333 (3)            EMC Corporation                                              200,123
       239 (3)            McData Corporation                                             6,061
    13,927 (1)            Oracle Corporation                                           213,083
    11,336 (1)            Sun Microsystems, Inc.                                       186,704
     3,075                VeriSign, Inc.                                               173,738

                          SEMICONDUCTOR - 13%
                          -------------
     6,969 (1)            Applied Micro Circuits Corporation                           125,930
     2,205                Broadcom Corporation (Class A)                                73,338
     7,516 (1)            Intel Corporation                                            203,007
     2,531 (4)            PMC-Sierra, Inc.                                              79,220
     7,514                Vitesse Semiconductor Corporation                            185,671

                          WIRELESS - 30%
                          --------
     5,497                Comverse Technology, Inc.                                    318,826
    24,628                L.M. Ericsson AB (ADR)                                       157,619
    10,069                Nokia Oy (ADR)                                               294,418
     8,305                QUALCOMM Incorporated                                        504,446
    11,155                Vodafone Group Plc (ADR) (formerly, Vodafone AirTouch Plc)   288,803
                                                                                    ----------
                          Total investments (total cost $12,546,539)                $5,157,419
                                                                                    ==========

* Percentages are calculated based on total market value of investments.

                                     FT 446
                        NEW E-CONOMY PORTFOLIO, SERIES 3

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2001



(1)  The number of shares reflects the effect of a two for one stock split.

(2) In September 2000, Lucent Technologies, Inc. ("Lucent"), one of the Trust's original holdings, spun off Avaya, Inc. ("Avaya"). Each shareholder of Lucent received .0833 shares of Avaya for each share of Lucent held.

(3) In February 2001, EMC Corporation ("EMC"), one of the Trust's original holdings, spun off McData Corporation ("McData'). Each shareholder of EMC received .0368 shares of McData for each share of EMC held.

(4) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.






















See notes to financial statements.

                                     FT 446
                        NEW E-CONOMY PORTFOLIO, SERIES 3

                             STATEMENT OF OPERATIONS



                                                                   Period from
                                                                  July 20, 2000
                                                                (Initial Date of
                                                                   Deposit) to
                                                                  May 31, 2001

Dividend income                                                      $5,634

Expenses:
   Trustee and other service fees                                   (14,774)
   Creation and development fees                                    (25,031)
   Evaluator's fees                                                  (3,678)
   Supervisory fees                                                  (4,384)
   Administrative fees                                               (1,879)
                                                                   --------
   Total expenses                                                   (49,746)
                                                                   --------
      Investment income (loss) - net                                (44,112)

Net gain (loss) on investments:
   Net realized gain (loss)                                      (1,337,078)
   Change in net unrealized appreciation (depreciation)          (7,389,120)
                                                                -----------
                                                                 (8,726,198)
                                                                -----------
Net increase (decrease) in net assets
   resulting from operations                                    $(8,770,310)
                                                                ===========








See notes to financial statements.

                                     FT 446
                        NEW E-CONOMY PORTFOLIO, SERIES 3

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                  July 20, 2000
                                                                (Initial Date of
                                                                   Deposit) to
                                                                  May 31, 2001

Net increase (decrease) in net assets resulting
      from operations:
   Investment income (loss) - net                                    $(44,112)
   Net realized gain (loss) on investments                         (1,337,078)
   Net unrealized appreciation (depreciation) on investments       (7,389,120)
                                                                   ----------
                                                                   (8,770,310)

Units issued (1,670,084 units, net of deferred
   sales charges of $567,827 and net of organization
   costs of $28,577)                                               14,790,489

Unit redemptions (219,960 units)                                   (1,125,276)

Distributions to unit holders:
   Investment income - net                                                  -
   Principal from investment transactions                                   -
                                                                   ----------
                                                                            -
                                                                   ----------
Total increase (decrease) in net assets                             4,894,903

Net assets:
   Beginning of the period (representing 14,849
      units outstanding)                                              141,625
                                                                   ----------
   End of the period (including distributable
      funds (deficit) applicable to Trust
      units of $480,897 at May 31, 2001)                           $5,036,528
                                                                   ==========

Trust units outstanding at the end of the period                    1,464,973
                                                                    =========

See notes to financial statements.

                                     FT 446
                        NEW E-CONOMY PORTFOLIO, SERIES 3

                          NOTES TO FINANCIAL STATEMENTS

1.    Significant accounting policies

The FT 446, New e-conomy Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies that bring products and services to the new technology-driven economy.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of .350% of average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.85% of the unit holders' initial investment.

Organization costs -

The Public Offering Price paid by unit holders includes an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaled $28,911, of which $25,735 has been paid.


2.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at May 31, 2001 follows:


           Unrealized depreciation                    $(7,402,808)
           Unrealized appreciation                         13,688
                                                      -----------

                                                      $(7,389,120)
                                                      ===========


3.    Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.340 per unit was paid to the Sponsor over a five-month period ending on June 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.40% of the public offering price which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge. The remaining installment of the deferred sales charge is presented as a liability in the accompanying statement of assets and liabilities.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $1.00 per 100 units. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                          Period from
                                                          July 20, 2000
                                                    (Initial Date of Deposit)
                                                           to May 31,
                                                              2001

Dividend income                                               $.004
Expenses                                                      (.036)
                                                              -----
      Investment income (loss) - net                          (.032)

Distributions to unit holders:
   Investment income - net                                        -
   Principal from investment transactions                         -

Net gain (loss) on investments                               (6.068)
                                                             ------
      Total increase (decrease) in net assets                (6.100)
Net assets:
   Beginning of period                                        9.538
                                                              -----

   End of period                                             $3.438
                                                             ======

                                     FT 446
                        NEW E-CONOMY PORTFOLIO, SERIES 3

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                 SPONSOR:                  Nike Securities L.P.
                                           1001 Warrenville Road
                                           Lisle, Illinois  60532
                                           (800) 621-1675

                 TRUSTEE:                  The Chase Manhattan Bank
                                           4 New York Plaza, 6th Floor
                                           New York, New York  10004-2413

                 LEGAL COUNSEL             Chapman and Cutler
                 TO SPONSOR:               111 West Monroe Street
                                           Chicago, Illinois  60603

                 LEGAL COUNSEL             Carter, Ledyard & Milburn
                 TO TRUSTEE:               2 Wall Street
                                           New York, New York  10005

                 INDEPENDENT               Deloitte & Touche LLP
                 AUDITORS:                 180 North Stetson Avenue
                                           Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 446
                       PHARMACEUTICAL PORTFOLIO, SERIES 10
                                 5,476,066 UNITS



PROSPECTUS
Part One
Dated September 28, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The FT 446, Pharmaceutical Portfolio, Series 10 (the "Trust") is a unit investment trust consisting of a diversified portfolio of common stocks of companies in the pharmaceutical sector. At August 16, 2001, each Unit represented a 1/5,476,066 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.90% of the Public Offering Price (4.058% of the net amount invested) including income and principal cash. At August 16, 2001, the Public Offering Price per Unit was $9.706 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 446
                       PHARMACEUTICAL PORTFOLIO, SERIES 10
               SUMMARY OF ESSENTIAL INFORMATION AS AUGUST 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank



GENERAL INFORMATION


Number of Units                                                      5,476,066
Fractional Undivided Interest in the Trust per Unit                1/5,476,066
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                  $51,060,080
   Aggregate Value of Securities per Unit                               $9.324
   Income and Principal cash (overdraft) in the Portfolio              $17,380
   Income and Principal cash (overdraft) per Unit                        $.003
   Sales Charge 4.058% (3.9% of Public Offering Price,
      including income and principal cash)                               $.379
   Public Offering Price per Unit                                       $9.706
Redemption Price and Sponsor Repurchase Price per Unit
   ($.379 less than the Public Offering Price per Unit)                 $9.327

Date Trust Established                                           July 20, 2000
Mandatory Termination Date                                       July 15, 2005
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open. Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0015 per unit annually.
Trustee's Annual Fee:  $.0095 per unit.
Creation and Development Fee: 0.35% of average net assets, maximum of 2.85% of a unit holders' initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A unit holder who owns at least 1,000 units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 446,
Pharmaceutical Portfolio, Series 10


We have audited the statement of assets and liabilities of FT 446, Pharmaceutical Portfolio, Series 10 (the "Trust"), including the schedule of investments, as of May 31, 2001, and the related statements of operations and of changes in net assets for the period from July 20, 2000 (Initial Date of Deposit) to May 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 446, Pharmaceutical Portfolio, Series 10, at May 31, 2001, and the results of its operations and changes in its net assets for the period from July 20, 2000 (Initial Date of Deposit) to May 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
September 14, 2001

                                     FT 446
                       PHARMACEUTICAL PORTFOLIO, SERIES 10

                       STATEMENT OF ASSETS AND LIABILITIES

                                  May 31, 2001


ASSETS

Securities, at market value (cost $57,400,530) (Note 1)            $56,279,094
Dividends receivable                                                    64,225
Cash                                                                   351,784
Receivable from investment transactions                                 82,850
                                                                   -----------
Total Assets                                                       $56,777,953
                                                                   ===========

LIABILITIES AND NET ASSETS

Liability for deferred sales charge (Note 3)                        $  388,944
Accrued liabilities                                                     63,349
Unit redemptions payable                                               105,733
                                                                   -----------
Total Liabilities                                                      558,026
                                                                   -----------

Net assets, applicable to 5,708,984 outstanding units
      of fractional undivided
      interest:
   Cost of Trust assets (Note 1)                                    57,400,530
   Net unrealized appreciation (depreciation) (Note 2)              (1,121,436)
   Distributable funds (deficit)                                     2,127,711
   Less deferred sales charge (Note 3)                              (2,108,804)
   Less organization costs (Note 1)                                    (78,074)
                                                                   -----------
                                                                    56,219,927
                                                                   -----------

Total Liabilities and Net Assets                                   $56,777,953
                                                                   ===========

Net asset value per unit                                                $9.848
                                                                        ======


See notes to financial statements.

                                     FT 446
                       PHARMACEUTICAL PORTFOLIO, SERIES 10

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2001

    Number of                                                                         Market
     Shares               Name of Issuer of Equity Securities*                         Value

    66,215                Abbott Laboratories                                       $3,441,856
    49,875                American Home Products Corporation                         3,157,087
    37,779                Amgen Inc.                                                 2,507,770
    36,646                Andrx Group (formerly, Andrx Corporation)                  2,480,201
    62,228 (3)            AstraZeneca Group Plc (ADR)                                2,975,743
    42,947                Biogen, Inc.                                               2,590,133
    52,349                Bristol-Myers Squibb Company                               2,839,410
    57,163 (1)            COR Therapeutics, Inc.                                     1,982,413
    54,262                Elan Corporation Plc (ADR)                                 3,131,460
    35,262 (1)            Genentech, Inc.                                            1,764,863
    43,498                Genzyme Corporation - General Division                     4,651,676
    50,795                GlaxoSmithKline Plc (ADR) (formerly,
                            Glaxo Wellcome Plc)                                      2,777,978
    67,180 (2)            IDEC Pharmaceuticals Corporation                           4,138,288
    29,526                Johnson & Johnson                                          2,862,546
    26,834                Eli Lilly and Company                                      2,272,840
    38,926                MedImmune, Inc.                                            1,551,980
    41,197                Merck & Co. Inc.                                           3,006,969
    71,313 (3)            Novartis AG (ADR)                                          2,736,993
    60,900                Pfizer Inc.                                                2,612,001
    62,983                Schering-Plough Corporation                                2,642,137
    15,475 (3)            Syngenta AG (ADR)                                            154,750
                                                                                   -----------
                          Total investments (total cost $57,400,530)               $56,279,094
                                                                                   ===========







* Percentages are calculated based on total market value of investments.

                                     FT 446
                       PHARMACEUTICAL PORTFOLIO, SERIES 10

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2001



(1)  The number of shares reflects the effect of a two for one stock split.

(2)  The number of shares reflects the effect of a three for one stock split.

(3) In November 2000, AstraZeneca Group Plc ("AstraZeneca"), one of the Trust's original holdings, merged its agrochemicals business with the agribusiness of Novartis AG ("Novartis"), one of the Trust's original holdings, to form Syngenta AG ("Syngenta"). Each shareholder of Novartis received .1083 shares of Syngenta and each shareholder of AstraZeneca received .1243 shares of Syngenta for each share of Novartis and AstraZeneca held, respectively.

























See notes to financial statements.

                                     FT 446
                       PHARMACEUTICAL PORTFOLIO, SERIES 10

                             STATEMENT OF OPERATIONS



                                                                 Period from
                                                                July 20, 2000
                                                              (Initial Date of
                                                                 Deposit) to
                                                                May 31, 2001

Dividend income (net of foreign taxes withheld
   of $23,255)                                                   $376,434

Expenses:
   Trustee and other service fees                                 (58,211)
   Creation and development fees                                 (139,093)
   Evaluator's fees                                               (12,334)
   Supervisory fees                                               (14,929)
   Administrative fees                                             (6,398)
                                                                 --------
   Total expenses                                                (230,965)
                                                                 --------
      Investment income (loss) - net                              145,469

Net gain (loss) on investments:
   Net realized gain (loss)                                      (586,162)
   Change in net unrealized appreciation (depreciation)        (1,121,436)
                                                               ----------
                                                               (1,707,598)
                                                               ----------
Net increase (decrease) in net assets
   resulting from operations                                  $(1,562,129)
                                                              ===========








See notes to financial statements.

                                     FT 446
                       PHARMACEUTICAL PORTFOLIO, SERIES 10

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                  July 20, 2000
                                                                (Initial Date of
                                                                   Deposit) to
                                                                  May 31, 2001

Net increase (decrease) in net assets resulting
      from operations:
   Investment income (loss) - net                                    $145,469
   Net realized gain (loss) on investments                           (586,162)
   Net unrealized appreciation (depreciation) on investments       (1,121,436)
                                                                   ----------
                                                                   (1,562,129)

Units issued (6,187,430 units, net of deferred
   sales charges of $2,103,726 and net of organization
   costs of $77,738)                                               62,292,345

Unit redemptions (493,382 units)                                   (4,584,403)

Distributions to unit holders:
   Investment income - net                                            (68,341)
   Principal from investment transactions                                   -
                                                                   ----------
                                                                      (68,341)
                                                                   ----------
Total increase (decrease) in net assets                            56,077,472

Net assets:
   Beginning of the period (representing 14,936 units
      at the Initial Date of Deposit)                                 142,455
                                                                    ---------
   End of the period (including distributable
      funds (deficit) applicable to Trust
      units of $2,127,711 at May 31, 2001)                        $56,219,927
                                                                  ===========

Trust units outstanding at the end of the period                    5,708,984
                                                                    =========

See notes to financial statements.

                                     FT 446
                       PHARMACEUTICAL PORTFOLIO, SERIES 10

                          NOTES TO FINANCIAL STATEMENTS

1.    Significant accounting policies

The FT 446, Pharmaceutical Portfolio, Series 10 (the "Trust") is a unit investment trust consisting of a diversified portfolio of common stocks of companies in the pharmaceutical sector.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of .350% of average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.85% of the unit holders' initial investment.

Organization costs -

The Public Offering Price paid by unit holders includes an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $78,074 were paid.


2.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at May 31, 2001 follows:


           Unrealized appreciation                      $1,714,373
           Unrealized depreciation                      (2,835,809)
                                                        ----------

                                                       $(1,121,436)
                                                       ===========


3.    Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit will be paid to the Sponsor over a five-month period ending on June 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the public offering price which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge. The remaining installment of the deferred sales charge is presented as a liability in the accompanying statement of assets and liabilities.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                         Period from
                                                         July 20, 2000
                                                   (Initial Date of Deposit)
                                                          to May 31,
                                                             2001

Dividend income                                              $.081
Expenses                                                     (.050)
                                                             -----
      Investment income (loss) - net                          .031

Distributions to unit holders:
   Investment income - net                                   (.013)
   Principal from investment transactions                        -

Net gain (loss) on investments                                .292
                                                             -----
      Total increase (decrease) in net assets                 .310
Net assets:
   Beginning of the period                                   9.538
                                                             -----

   End of the period                                        $9.848
                                                            ======

                                     FT 446
                       PHARMACEUTICAL PORTFOLIO, SERIES 10

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                  SPONSOR:                  Nike Securities L.P.
                                            1001 Warrenville Road
                                            Lisle, Illinois  60532
                                            (800) 621-1675

                  TRUSTEE:                  The Chase Manhattan Bank
                                            4 New York Plaza, 6th Floor
                                            New York, New York  10004-2413

                  LEGAL COUNSEL             Chapman and Cutler
                  TO SPONSOR:               111 West Monroe Street
                                            Chicago, Illinois  60603

                  LEGAL COUNSEL             Carter, Ledyard & Milburn
                  TO TRUSTEE:               2 Wall Street
                                            New York, New York  10005

                  INDEPENDENT               Deloitte & Touche LLP
                  AUDITORS:                 180 North Stetson Avenue
                                            Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 446
                         TECHNOLOGY PORTFOLIO, SERIES 13
                                13,548,847 UNITS



PROSPECTUS
Part One
Dated September 28, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The FT 446, Technology Portfolio, Series 13 (the "Trust") is a unit investment trust consisting of a diversified portfolio of common stocks issued by companies in the technology industry. At August 16, 2001, each Unit represented a 1/13,548,847 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.90% of the Public Offering Price (4.059% of the net amount invested) including income and principal cash. At August 16, 2001, the Public Offering Price per Unit was $3.326 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

                                     FT 446
                         TECHNOLOGY PORTFOLIO, SERIES 13
               SUMMARY OF ESSENTIAL INFORMATION AS AUGUST 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank



GENERAL INFORMATION


Number of Units                                                      13,548,847
Fractional Undivided Interest in the Trust per Unit                1/13,548,847
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $43,407,275
   Aggregate Value of Securities per Unit                                $3.204
   Income and Principal cash (overdraft) in the Portfolio            $(100,783)
   Income and Principal cash (overdraft) per Unit                       $(.008)
   Sales Charge 4.059% (3.90% of Public Offering Price,
      including income and principal cash)                                $.130
   Public Offering Price per Unit                                        $3.326
Redemption Price and Sponsor Repurchase Price per Unit
   ($.130 less than the Public Offering Price per Unit)                  $3.196

Date Trust Established                                            July 20, 2000
Mandatory Termination Date                                        July 15, 2005
Evaluator's Annual Fee: $.0030 per unit. Evaluations for purposes of sale, purchase or redemption of units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per unit annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0015 per unit annually.
Trustee's Annual Fee:  $.0095 per unit.
Creation and development fee: 0.35% of average net assets, maximum of 2.85% of the unit holders' initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 446,
Technology Portfolio, Series 13


We have audited the statement of assets and liabilities of FT 446, Technology Portfolio, Series 13 (the "Trust"), including the schedule of investments, as of May 31, 2001, and the related statements of operations and of changes in net assets for the period from July 20, 2000 (Initial Date of Deposit) to May 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 446, Technology Portfolio, Series 13, at May 31, 2001, and the results of its operations and changes in its net assets for the period from July 20, 2000 (Initial Date of Deposit) to May 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
September 14, 2001

                                     FT 446
                         TECHNOLOGY PORTFOLIO, SERIES 13

                       STATEMENT OF ASSETS AND LIABILITIES

                                  May 31, 2001


ASSETS

Securities, at market value (cost $107,263,789) (Note 1)          $56,510,218
Dividends receivable                                                    2,642
Cash                                                                  143,493
Receivable from investment transactions                               153,283
                                                                  -----------
Total Assets                                                      $56,809,636
                                                                  ===========


LIABILITIES AND NET ASSETS

Liability for deferred sales charge (Note 3)                       $  950,046
Accrued liabilities                                                   125,254
Unit redemptions payable                                              161,710
                                                                   ----------
Total Liabilities                                                   1,237,010
                                                                   ----------

Net assets, applicable to 14,062,202 outstanding units
      of fractional undivided
      interest:
   Cost of Trust assets (Note 1)                                  107,263,789
   Net unrealized appreciation (depreciation) (Note 2)            (50,753,571)
   Distributable funds (deficit)                                    4,317,548
   Less deferred sales charge (Note 3)                             (5,094,923)
   Less organization costs (Note 1)                                  (160,217)
                                                                  -----------
                                                                   55,572,626
                                                                  -----------

Total Liabilities and Net Assets                                  $56,809,636
                                                                  ===========

Net asset value per unit                                               $3.952
                                                                       ======


See notes to financial statements.

                                     FT 446
                         TECHNOLOGY PORTFOLIO, SERIES 13

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2001

    Number of                                                                         Market
     Shares               Name of Issuer of Equity Securities*                         Value

                          COMMUNICATIONS EQUIPMENT - 20%
                          ------------------------
   114,227                ADC Telecommunications, Inc.                                $877,263
     5,580 (5)            Avaya, Inc.                                                   90,396
    38,493                JDS Uniphase Corporation                                     643,218
    66,534 (5)            Lucent Technologies Inc.                                     524,288
    80,799                Nokia Oy (ADR)                                             2,362,563
    54,788 (3)            Nortel Networks Corporation                                  730,324
    65,828                QUALCOMM Incorporated                                      3,998,393
    63,760                Tellabs, Inc.                                              2,168,477

                          COMPUTERS & PERIPHERALS - 21%
                          -----------------------
    42,847 (1)            Brocade Communications Systems, Inc.                       1,671,033
    82,613                Dell Computer Corporation                                  2,012,452
    52,409 (4)            EMC Corporation                                            1,656,124
    66,258                Gateway, Inc.                                              1,106,509
    65,188 (1)            Hewlett-Packard Company                                    1,911,312
     1,895 (4)            McData Corporation                                            48,057
    90,623                Solectron Corporation                                      1,954,738
    92,446 (1)            Sun Microsystems, Inc.                                     1,522,586

                          COMPUTER SOFTWARE & SERVICES - 27%
                          ----------------------------
    54,896 (2)(3)         Check Point Software Technologies Ltd.                     2,956,699
    64,337 (1)            i2 Technologies, Inc.                                      1,291,887
    58,654                Microsoft Corporation                                      4,057,684
   113,266 (1)            Oracle Corporation                                         1,732,970
    49,894 (1)            Siebel Systems, Inc.                                       2,263,192
    38,427                VERITAS Software Corporation                               2,545,789

                          NETWORKING PRODUCTS - 4%
                          -------------------
    64,561                Cisco Systems, Inc.                                        1,243,445
    26,888                Juniper Networks, Inc.                                     1,143,547

                          SEMICONDUCTOR EQUIPMENT - 10%
                          -----------------------
    47,545                Applied Materials, Inc.                                    2,373,922
    72,518                Novellus Systems, Inc.                                     3,473,612



* Percentages are calculated based on total market value of investments.





                                     FT 446
                         TECHNOLOGY PORTFOLIO, SERIES 13

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2001

    Number of                                                                         Market
     Shares               Name of Issuer of Equity Securities*                         Value

                          SEMICONDUCTORS - 18%
                          --------------
    72,678 (1)            Altera Corporation                                        $1,744,272
    59,649 (1)            Intel Corporation                                          1,611,119
    86,854                National Semiconductor Corporation                         2,303,368
    19,789 (3)            PMC-Sierra, Inc.                                             619,396
    66,459 (3)            STMicroelectronics N.V.                                    2,362,617
    61,067                Vitesse Semiconductor Corporation                          1,508,966
                                                                                   -----------
                          Total investments (total cost $107,263,789)              $56,510,218
                                                                                   ===========























* Percentages are calculated based on total market value of investments.

                                     FT 446
                         TECHNOLOGY PORTFOLIO, SERIES 13

                       SCHEDULE OF INVESTMENTS (continued)

                                  May 31, 2001



(1)  The number of shares reflects the effect of a two for one stock split.

(2) The number of shares reflects the effect of a two for one stock split and a three for two stock split.

(3) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.

(4) In February 2001, EMC Corporation ("EMC"), one of the Trust's original holdings, spun off McData Corporation ("McData"). Each shareholder of EMC received .0368 shares of McData for each share of EMC held.

(5) In September 2000, Lucent Technologies, Inc. ("Lucent"), one of the Trust's original holdings, spun off Avaya, Inc. ("Avaya"). Each shareholder of Lucent received .0833 shares of Avaya for each share of Lucent held.




















See notes to financial statements.

                                     FT 446
                         TECHNOLOGY PORTFOLIO, SERIES 13

                             STATEMENT OF OPERATIONS



                                                                   Period from
                                                                  July 20, 2000
                                                                (Initial Date of
                                                                   Deposit) to
                                                                  May 31, 2001

Dividend income                                                     $38,802

Expenses:
   Trustee's fees and related expenses                             (124,827)
   Creation and development fees                                   (182,586)
   Evaluator's fees                                                 (27,547)
   Supervisory fees                                                 (33,821)
   Administrative fees                                              (14,494)
                                                                   --------
   Total expenses                                                  (383,275)
                                                                   --------
      Investment income (loss) - net                               (344,473)

Net gain (loss) on investments:
   Net realized gain (loss)                                      (6,340,220)
   Change in net unrealized appreciation (depreciation)         (50,753,571)
                                                                -----------
                                                                (57,093,791)
                                                                -----------
Net increase (decrease) in net assets
   resulting from operations                                   $(57,438,264)
                                                               ============








See notes to financial statements.

                                     FT 446
                         TECHNOLOGY PORTFOLIO, SERIES 13

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                  July 20, 2000
                                                                (Initial Date of
                                                                   Deposit) to
                                                                  May 31, 2001

Net increase (decrease) in net assets resulting
      from operations:
   Investment income (loss) - net                                   $(344,473)
   Net realized gain (loss) on investments                         (6,340,220)
   Net unrealized appreciation (depreciation) on investments      (50,753,571)
                                                                  -----------
                                                                  (57,438,264)

Units issued (14,996,848 units, net of deferred
   sales charges of $5,089,886 and net of organization
   costs of $159,884)                                             117,322,257

Unit redemptions (949,461 units)                                   (4,452,667)

Distributions to unit holders:
   Investment income - net                                                  -
   Principal from investment transactions                                   -
                                                                  -----------
                                                                            -
                                                                  -----------
Total increase (decrease) in net assets                            55,431,326

Net assets:
   Beginning of the period (representing 14,815 units
      at the Initial Date of Deposit)                                 141,300
                                                                  -----------
   End of the period (including distributable
      funds (deficit) applicable to Trust
      units of $4,317,548 at May 31, 2001)                        $55,572,626
                                                                  ===========

Trust units outstanding at the end of the period                   14,062,202
                                                                   ==========

See notes to financial statements.

                                     FT 446
                         TECHNOLOGY PORTFOLIO, SERIES 13

                          NOTES TO FINANCIAL STATEMENTS

1.    Significant accounting policies

The FT 446, Technology Portfolio, Series 13 (the "Trust") is a unit investment trust consisting of a diversified portfolio of common stocks issued by companies in the technology industry.

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee payable to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of .350% of average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.85% of the unit holders' initial investment.

Organization costs -

The Public Offering Price paid by unit holders includes an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $160,217, were paid.


2.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at May 31, 2001 follows:


             Unrealized appreciation                          $811,340
             Unrealized depreciation                       (51,564,911)
                                                           -----------

                                                          $(50,753,571)
                                                          ============


3.    Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.340 per unit which will be paid to the Sponsor over a five-month period ending on June 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.40% of the public offering price which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge. The remaining installment of the deferred sales charge is presented as a liability in the accompanying statement of assets and liabilities.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                           Period from
                                                           July 20, 2000
                                                     (Initial Date of Deposit)
                                                            to May 31,
                                                               2001

Dividend income                                                $.004
Expenses                                                       (.037)
                                                               -----
      Investment income (loss) - net                           (.033)

Distributions to unit holders:
   Investment income - net                                         -
   Principal from investment transactions                          -

Net gain (loss) on investments                                (5.553)
                                                              ------
      Total increase (decrease) in net assets                 (5.586)
Net assets:
   Beginning of the period                                     9.538
                                                               -----

   End of the period                                          $3.952
                                                              ======

                                     FT 446
                         TECHNOLOGY PORTFOLIO, SERIES 13

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                 SPONSOR:                  Nike Securities L.P.
                                           1001 Warrenville Road
                                           Lisle, Illinois  60532
                                           (800) 621-1675

                 TRUSTEE:                  The Chase Manhattan Bank
                                           4 New York Plaza, 6th Floor
                                           New York, New York  10004-2413

                 LEGAL COUNSEL             Chapman and Cutler
                 TO SPONSOR:               111 West Monroe Street
                                           Chicago, Illinois  60603

                 LEGAL COUNSEL             Carter, Ledyard & Milburn
                 TO TRUSTEE:               2 Wall Street
                                           New York, New York  10005

                 INDEPENDENT               Deloitte & Touche LLP
                 AUDITORS:                 180 North Stetson Avenue
                                           Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                                   NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                             ONLY BE USED WITH PART ONE
Dated September 28, 2001                                         AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs"), U.S. Treasury zero coupon bonds ("Treasury Obligations") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                             1-800-621-9533

                             Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          5
Distribution of Units                                    5
The Sponsor's Profits                                    6
The Secondary Market                                     6
How We Purchase Units                                    6
Expenses and Charges                                     6
Tax Status                                               7
Retirement Plans                                        10
Rights of Unit Holders                                  10
Income and Capital Distributions                        10
Redeeming Your Units                                    11
Removing Securities from a Trust                        12
Amending or Terminating the Indenture                   13
Information on the Sponsor, Trustee and Evaluator       13
Other Information                                       14

                      The FT Series

The FT Series Defined.

We, Nike Securities L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special Situations Trust. See Part One for a description of the series and Trusts for which this Part Two Prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among Nike Securities L.P., as Sponsor, The Chase Manhattan Bank as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds, Treasury Obligations and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "The Objective of the Trusts" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                      Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons including, the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

The value of the Treasury Obligations will be adversely affected by decreases in bond prices and increases in interest rates. Zero coupon bonds do not provide for the payment of any current interest. The buyer receives only the right to receive a final payment of the face amount of the bond at its maturity. Zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are bonds of comparable quality that pay interest currently.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in certain of the Trusts may be issued by companies with market capitalizations of less than $2 billion. The share prices of these small-cap companies are often more volatile than those of larger companies as a result of several factors common to many such issuers, including limited trading volumes, products or financial resources, management inexperience and less publicly available information.

Distributions. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

Because the Treasury Obligations pay no interest until their maturity, Equity Securities may have to be sold to pay Trust expenses or meet redemption requests. As the Treasury Obligations ensure that certain Trusts will be able to provide $10 per Unit at such Trust's termination, they will not be sold to pay expenses of that Trust or to meet redemption requests unless their sale will not reduce the per Unit termination value below $10. The sale of a portion of the Equity Securities in these situations will reduce the capital appreciation potential of such Trust. In addition, although the Treasury Obligations pay no interest until they mature, they are deemed for federal income tax purposes to have been issued with original issue discount which accrues on a daily basis over their life. Each year you must include as part of your taxable income the amount of any accreted original issue discount on the Treasury Obligations. Therefore, you will be taxed on the Treasury Obligations even prior to receiving any cash distributions. See "Tax Status" for further information.

Termination Value. If your Trust has been designed to return to investors at least $10 per Unit only at termination and you redeem or sell your Units prior to termination of your Trust, the amount you will receive will be affected by the values at that time of the Treasury Obligations and of the Equity Securities, and you may receive less than $10 per Unit.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. The closed-end investment companies in turn invest in other securities. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards;

expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities;
inadequate financial information; and lack of liquidity of certain foreign markets.

                     Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate offering side evaluation of the Treasury Obligations;

- The aggregate underlying value of the Securities (except the Treasury Obligations);

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Treasury Obligations will be determined on the basis of current offering prices.

The aggregate underlying value of the Securities (except the Treasury Obligations) in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Investment Comparisons.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance.

                  The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                  The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                  How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                  Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

As Sponsor, we will be compensated for providing bookkeeping and other administrative services to the Trusts, and will receive brokerage fees when a Trust uses us (or an affiliate of ours) as agent in buying or selling Securities. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating those Trusts' registration statements yearly are also now chargeable to such Trusts. Historically, we paid these fees and expenses. First Trust Advisors L.P., an affiliate of ours, acts as both Portfolio Supervisor and Evaluator to certain Trusts and will receive the fees set forth under "Summary of Essential Information" in Part One of this prospectus for providing portfolio supervisory and evaluation services to the Trusts. For certain Trusts, Securities Evaluation Service, Inc. acts as Evaluator, and will receive a fee as set forth under "Summary of Essential Information" in Part One of this prospectus. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts.

The fees payable to us, First Trust Advisors L.P., Securities Evaluation Service, Inc. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status." However, for certain Trusts, Treasury Obligations will not be sold to pay expenses unless their sale will not reduce the per Unit termination value below $10.

Each Trust will be audited annually. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit.
Otherwise, each Trust will pay for the audit. You can request a copy of the audited financial statements from the Trustee.

                       Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

Assets of the Trusts.

Each Trust will hold one or more of the following: (i) stock in domestic and foreign corporations (the "Stocks"), (ii) interests in real estate investment trusts (the "REIT Shares"), (iii) Trust Preferred Securities and Treasury Obligations (collectively, the "Debt Obligations") and (iv) shares in funds qualifying as regulated investment companies (the "RIC Shares"). All of the foregoing assets constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Stocks constitute equity, the Debt Obligations constitute debt and that the RIC Shares and the REIT Shares constitute qualifying shares in regulated investment companies and real estate investment trusts, respectively, for federal income tax purposes.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, each Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (i.e., interest, dividends, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income is considered to be received by the Trust. This is true even if you elect to have your distributions automatically reinvested into additional Units.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total proceeds received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to its value on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits or in the case of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the lowest tax bracket). For tax years beginning after December 31, 2000, the 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property with a holding period of more than five years. However, the reduction of the 20% rate to 18% applies only if the holding period for the property begins after December 31, 2000. Therefore, you will not be eligible for the 18% capital gain rate on assets for which your holding period began before January 1, 2001. However, if you are an individual, you may elect to treat certain assets you hold on January 1, 2001 as having been sold for their fair market value on the next business day after January 1, 2001 for purposes of this holding period requirement. If you make this election for an asset, the asset would be eligible for the 18% rate if it is held by you for more than five years after this deemed sale. If you make this election, you must recognize any gain from this deemed sale, but any loss is not recognized.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units or the date your Trust purchases a Trust Asset to determine the holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code may, however, treat certain capital gains as ordinary income in special situations (for example, in the case of gain on the Debt Obligations attributable to market discount). In addition, capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. The application of the rules described above in the case of pass-through entities such as the REITs and RICs will be prescribed in future Treasury Regulations. The Internal Revenue Service has released preliminary guidance which provides that, in general, pass-through entities such as REITs and RICs may designate their capital gains dividends as either a 20% rate gain distribution or an unrecaptured section 1250 gain distribution, depending on the nature of the gain received by the pass-through entity.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may qualify as "capital gain dividends," taxable to you as long-term capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. The basis of your Unit and of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation (not including unaccrued original issue discount). Market discount can arise based on the price your Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is sold or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

Alternatively, some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units included accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is not available for dividends from most foreign corporations or from REITs. Distributions on a RIC Share are eligible for the dividends received deduction only to the extent that the dividends received by the Unit owner are attributable to dividends received by the RIC itself from certain domestic corporations and are designated by the RIC as being eligible for the dividends received deduction. Finally, because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

In-Kind Distributions.

Under certain circumstances, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive an undivided interest in Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive Trust Assets in exchange for your pro rata portion of the Trust Assets held by your Trust. However, if you also receive cash in exchange for a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such fractional portion of the Trust Asset.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. However, individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Interest and dividend payments on your Trust Assets of foreign companies that are paid to your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of foreign taxes. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will generally not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

                    Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                 Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

            Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering
Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                  Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, to be eligible to participate in the In-Kind Distribution at redemption, Fee Accounts Unit holders must have held their Units for at least one month. No In-Kind Distribution requests submitted during the nine business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

            Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from each Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

          Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to all Unit holders which will specify how you should tender your certificates, if any, to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send you a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges and subject to any additional restrictions imposed on Fee Accounts Units by "wrap fee" plans) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

    Information on the Sponsor, Trustee and Evaluator

The Sponsor.
We, Nike Securities L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $35 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 2000, the total partners' capital of Nike Securities L.P. was $21,676,108 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th Floor, New York, New York, 10004-2413. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                    Other Information

Legal Opinions.

Our counsel is Chapman and Cutler, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

The financial statements of the Trusts for the period set forth in and included as part of Part One of this prospectus and registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements for periods prior to that audited by Deloitte & Touche LLP were audited by other auditors whose report expressed an unqualified opinion on those financial statements.

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Page 15


                             FIRST TRUST (R)

                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                          NIKE SECURITIES L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
              Commission's Internet site at http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                           September 28, 2001

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

Page 16

                    Biotechnology Growth Trust Series
                     Biotechnology Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated September 28, 2001                                  PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of biotechnology companies and pharmaceutical companies actively participating in the biotechnology industry.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Biotechnology/Pharmaceutical Industries. Because more than 25% of each Trust is invested in companies involved in drug development and production, each Trust is considered to be concentrated in the biotechnology and pharmaceutical industries. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Biotech and pharmaceutical companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

Investors purchasing Units through registered broker/dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will not be assessed the initial sales charge described in this section on the purchase of Units. We reserve the right to limit or deny purchases of Units not subject to the initial sales charge by investors whose frequent trading activity we determine to be detrimental to the Trusts.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                    Biotechnology Growth Trust Series
                     Biotechnology Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                    Biotechnology Growth Trust Series
                     Biotechnology Portfolio Series

              The First Trust(R) Special Situations Trust
                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 28, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Biotechnology/Pharmaceutical                                1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Biotechnology/Pharmaceutical. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail.

Companies involved in advanced medical devices and instruments, drugs and biotech have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market.

Page 1

Many of these companies may have losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the biotechnology/pharmaceuticals sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trust's objectives will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs). The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in a Trust.

Page 2


                   Communications Growth Trust Series
                 Communications Growth Portfolio Series
                     Communications Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated September 28, 2001                                  PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of communications companies, diversified across domestic and international companies involved in communications services, data networking/communications equipment and wireless communications.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Communications Industry. Because more than 25% of each Trust is invested in communications companies, each Trust is considered to be concentrated in the communications industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Communications companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Rapid deregulation, both in the United States and internationally, allows companies to develop products and services for a larger market, but also exposes them to fierce global competition.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

Investors purchasing Units through registered broker/dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will not be assessed the initial sales charge described in this section on the purchase of Units. We reserve the right to limit or deny purchases of Units not subject to the initial sales charge by investors whose frequent trading activity we determine to be detrimental to the Trusts.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                   Communications Growth Trust Series
                 Communications Growth Portfolio Series
                     Communications Portfolio Series

              The First Trust (R) Special Situations Trust

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                  Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                  Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust (R)

                   Communications Growth Trust Series
                 Communications Growth Portfolio Series
                     Communications Portfolio Series

              The First Trust (R) Special Situations Trust
                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 28, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Communications                                              1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Communications. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore,

Page 1

there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of the Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Trust's portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2


                         Energy Portfolio Series
                       Energy Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

PROSPECTUS                              NOTE: THIS PART THREE PROSPECTUS
Part Three                                         MAY ONLY BE USED WITH
Dated September 28, 2001                           PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)
                             1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Energy Industry. Because more than 25% of each Trust is invested in companies that explore for, produce, refine, distribute or sell petroleum or gas products, or provide parts or services to petroleum or gas companies, these Trusts are considered to be concentrated in the energy industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General problems of the petroleum and gas products industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. and Russian crude oil production will likely lead to a greater world dependence on oil from OPEC nations which may result in more volatile oil prices.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                         Energy Portfolio Series
                       Energy Growth Trust Series
                                FT Series
               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                               First Trust(R)

                           Energy Portfolio Series
                          Energy Growth Trust Series

                                The FT Series
                  The First Trust(R) Special Situations Trust

                             Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 28, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Energy                                                      2
Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Energy. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. The Trusts invest in Securities of companies involved in the energy industry. The business activities of companies held in the Trusts may include: production, generation, transmission, marketing, control, or measurement of gas and oil; the provision of component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control.

The securities of companies in the energy field are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments. As a result of the foregoing, the Securities in the Trusts may be subject to rapid price volatility. The Sponsor is unable to predict what impact the foregoing factors will have on the Securities during the life of the Trusts.

According to the U.S. Department of Commerce, the factors which will most likely shape the energy industry include the price and availability of oil from the Middle East, changes in U.S. environmental policies and the continued decline in U.S. production of crude oil. Possible effects of these factors may be increased U.S. and world dependence on oil from the Organization of Petroleum Exporting Countries ("OPEC") and highly uncertain and potentially more volatile oil prices. Factors which the Sponsor believes may increase the profitability of oil and petroleum operations include increasing demand for oil and petroleum products as a result of the continued increases in annual miles driven and the improvement in refinery operating margins caused by increases in average domestic refinery utilization rates. The existence of surplus crude oil production capacity and the willingness to adjust production levels are the two principal requirements for stable crude oil markets. Without excess capacity, supply disruptions in some countries cannot be compensated for by others. Surplus capacity in Saudi Arabia and a few other countries and the utilization of that capacity prevented, during the Persian Gulf crisis, and continues to prevent, severe market disruption. Although unused capacity contributed to market stability in 1990 and 1991, it ordinarily creates pressure to overproduce and contributes to market uncertainty. The restoration of a large portion of Kuwait and Iraq's production and export capacity could lead to such a development in the absence of substantial growth in world oil demand. Formerly, OPEC members attempted to exercise control over production levels in each country through a system of mandatory production quotas. Because of the 1990-1991 crisis in the Middle East, the mandatory system has since been replaced with a voluntary system. Production under the new system has had to be curtailed on at least one occasion as a result of weak prices, even in the absence of supplies from Kuwait and Iraq. The pressure to deviate from mandatory quotas, if they are reimposed, is likely to be substantial and could lead to a weakening of prices. In the longer term, additional capacity and production will be required to accommodate the expected large increases in world oil demand and to compensate for expected sharp drops in U.S. crude oil production and exports from the Soviet Union. Only a few OPEC countries, particularly Saudi Arabia, have the petroleum reserves that will allow the required increase in production capacity to be attained. Given the large-scale financing that is required, the prospect that such expansion will occur soon enough to meet the increased demand is uncertain.

Declining U.S. crude oil production will likely lead to increased dependence on OPEC oil, putting refiners at risk of continued and unpredictable supply disruptions. Increasing sensitivity to environmental concerns will also pose serious challenges to the industry over the coming decade. Refiners are likely to be required to make heavy capital investments and make major production adjustments in order to comply with increasingly stringent environmental legislation, such as the 1990 amendments to the Clean Air Act. If the cost of these changes is substantial enough to cut deeply into profits, smaller refiners may be forced out of the industry entirely. Moreover, lower consumer demand due to increases in energy efficiency and conservation, gasoline reformulations that call for less crude oil, warmer winters or a general slowdown in economic growth in this country and abroad could negatively affect the price of oil and the profitability of oil companies. No assurance can be given that the demand for or prices of oil will increase or that any increases will not be marked by great volatility. Some oil companies may incur large cleanup and litigation costs relating to oil spills and other environmental damage. Oil production and refining operations are subject to extensive federal, state and local environmental laws and regulations governing air emissions and the disposal of hazardous materials. Increasingly stringent environmental laws and regulations are expected to require companies with oil production and refining operations to devote significant financial and managerial resources to pollution control. General problems of the oil and petroleum products industry include the ability of a few influential producers to significantly affect production, the concomitant volatility of crude oil prices, increasing public and governmental concern over air emissions, waste product disposal, fuel quality and the environmental effects of fossil-fuel use in general.

In addition, any future scientific advances concerning new sources of energy and fuels or legislative changes relating to the energy industry or the environment could have a negative impact on the petroleum products industry. While legislation has been enacted to deregulate certain aspects of the oil industry, no assurances can be given that new or additional regulations will not be adopted. Each of the problems referred to could adversely affect the financial stability of the issuers of any petroleum industry stocks in each of the Trusts.

                   Financial Services Portfolio Series
                      Financial Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

PROSPECTUS                              NOTE: THIS PART THREE PROSPECTUS
Part Three                                         MAY ONLY BE USED WITH
Dated September 28, 2001                           PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)
                             1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Financial Services Industry. Because more than 25% of each Trust is invested in financial services companies, which includes banks and thrifts, financial services and insurance companies, and investment firms, these Trusts are considered to be concentrated in the financial services industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently-enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial-services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

Brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies are also financial services providers. These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Companies involved in the insurance industry are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                   Financial Services Portfolio Series
                      Financial Growth Trust Series
                                FT Series
               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                               First Trust(R)

                   Financial Services Portfolio Series
                      Financial Growth Trust Series

                              The FT Series
               The First Trust(R) Special Situations Trust

                          Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 28, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Financial Services                                          2
Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Financial Services. An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in the bank and financial services sector in general.

Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Recently, bank profits have come under pressure as net interest margins have contracted, but volume gains have been strong in both commercial and consumer products. There is no certainty that such conditions will continue. Bank and thrift institutions had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991 and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Securities in the Trusts' portfolios cannot be predicted with certainty. The recently enacted Gramm-Leach-Bliley Act repealed most of the barriers set up by the 1933 Glass-Steagall Act which separated the banking, insurance and securities industries. Now banks, insurance companies and securities firms can merge to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation will likely result in increased merger activity and heightened competition among existing and new participants in the field. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations, and legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in the Trusts' portfolios. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted. Among other benefits, the legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on the Trusts' portfolios.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

Companies involved in the insurance industry are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance industry include brokerage, reciprocals, claims processors and multiline insurance companies. Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

In addition to the normal risks of business, companies involved in the insurance industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition; (ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices; (iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies' subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations; and
(vii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance industry is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980 ("Superfund") and comparable state statutes ("mini-Superfund") govern the clean-up and restoration by "Potentially Responsible Parties" ("PRP's"). Superfund and the mini-Superfunds ("Environmental Clean-up Laws or "ECLs") establish a mechanism to pay for clean-up of waste sites if PRP's fail to do so, and to assign liability to PRP's. The extent of liability to be allocated to a PRP is dependent on a variety of factors. The extent of clean-up necessary and the assignment of liability has not been fully established. The insurance industry is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds which have been, or may be, named as PRPs is uncertain. Superfund reform proposals have been introduced in Congress, but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Companies engaged in investment banking/brokerage and investment management include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole. Recently, ongoing consolidation in the industry and the strong stock market has benefited stocks which investors believe will benefit from greater investor and issuer activity. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the Securities included in the Financial Services Portfolios will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

                      Internet Growth Trust Series
                    Internet Growth Portfolio Series
                        Internet Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated September 28, 2001                                  PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of technology companies which provide products or services for, or conduct business on, the Internet.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in technology companies, these Trusts are considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

Investors purchasing Units through registered broker/dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will not be assessed the initial sales charge described in this section on the purchase of Units. We reserve the right to limit or deny purchases of Units not subject to the initial sales charge by investors whose frequent trading activity we determine to be detrimental to the Trusts.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                      Internet Growth Trust Series
                    Internet Growth Portfolio Series
                        Internet Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust  (R)

                      Internet Growth Trust Series
                    Internet Growth Portfolio Series
                        Internet Portfolio Series

              The First Trust (R) Special Situations Trust
                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 28, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Litigation
   Microsoft Corporation                                       1
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Litigation

Microsoft Corporation. Microsoft Corporation is currently engaged in litigation with the U.S. Department of Justice and several state Attorneys General. The complaints against Microsoft include unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The federal appeals court overturned a June 7, 2000 ruling which called for

Page 1

Microsoft to be broken up into two separate companies, one composed of the company's operating systems and the other containing its applications software business. The appeals court has sent the case back to the lower court to determine penalties. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. For example, recent proposals would prohibit the distribution of obscene, lascivious or indecent communications on the Internet. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

Page 2



                      New e-Conomy Portfolio Series
                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated September 28, 2001                                  PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

e-Commerce Industry. Because more than 25% of each Trust is invested in companies involved with business-to-business online selling, including companies who are marketing goods and services or transacting business online, each Trust is considered to be concentrated in the e-commerce industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General risks for these companies include the state of the worldwide economy, intense global competition, and rapid obsolescence of the utilized technologies and their related systems, products and services. While business-to-business e-commerce is evolving rapidly, future demand for individual products and services is impossible to predict.

E-commerce company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Many such companies have exceptionally high price-to-earnings ratios with little or no earnings histories. In addition, numerous e-commerce companies have only recently begun operations, and may have limited product lines, markets or financial resources, limited trading histories and fewer experienced management personnel. Finally, the lack of barriers to entry suggests a future of intense competition for online retailers.

Technology Industry. The Trusts are also considered to be concentrated in Securities issued by companies which are involved in the technology industry. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of

Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

Investors purchasing Units through registered broker/dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will not be assessed the initial sales charge described in this section on the purchase of Units. We reserve the right to limit or deny purchases of Units not subject to the initial sales charge by investors whose frequent trading activity we determine to be detrimental to the Trusts.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                      New e-Conomy Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                      New e-Conomy Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 28, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Litigation
   Microsoft Corporation                                       2
Concentrations
   Electronic Commerce                                         2
   Technology                                                  3

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Litigation

Microsoft Corporation. Microsoft Corporation is currently engaged in litigation with the U.S. Department of Justice and several state Attorneys General. The complaints against Microsoft include unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The federal appeals court overturned a June 7, 2000 ruling which called for Microsoft to be broken up into two separate companies, one composed of the company's operating systems and the other containing its applications software business. The appeals court has sent the case back to the lower court to determine penalties. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

Concentrations

Electronic Commerce. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. These portfolios consist of common stocks of retailers that market their goods and services on the Internet and technology companies that create the tools to make it possible. The profitability of companies engaged in the retail industry will be affected by various factors including the general state of the economy and consumer spending trends. Recently, there have been major changes in the retail environment due to the declaration of bankruptcy by some of the major corporations involved in the retail industry, particularly the department store segment. The continued viability of the retail industry will depend on the industry's ability to adapt and to compete in changing economic and social conditions, to attract and retain capable management, and to finance expansion. Weakness in the banking or real estate industry, a recessionary economic climate with the consequent slowdown in employment growth, less favorable trends in unemployment or a marked deceleration in real disposable personal income growth could result in significant pressure on both consumer wealth and consumer confidence, adversely affecting consumer spending habits. In addition, competitiveness of the retail industry will require large capital outlays for investment in the installation of automated checkout equipment to control inventory, to track the sale of individual items and to gauge the success of sales campaigns. Increasing employee and retiree benefit costs may also have an adverse effect on the industry. In many sectors of the retail industry, competition may be fierce due to market saturation, converging consumer tastes and other factors. Because of these factors and the recent increase in trade opportunities with other countries, American retailers are now entering global markets which entail added risks such as sudden weakening of foreign economies, difficulty in adapting to local conditions and constraints and added research costs.

Retailers who sell their products over the Internet have the potential to access more consumers, but will require the capital to acquire and maintain sophisticated technology. E-commerce company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Many such companies have exceptionally high price-to-earnings ratios with little or no earnings histories. In addition, numerous e-commerce companies have only recently begun operations, and may have limited product lines, markets or financial resources, as well as fewer experienced management personnel. Finally, the lack of barriers to entry suggests a future of intense competition for online retailers.

Technology. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

Page 4



                     Pharmaceutical Portfolio Series
                   Pharmaceutical Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

PROSPECTUS                             NOTE: THIS PART THREE PROSPECTUS
Part Three                                        MAY ONLY BE USED WITH
Dated September 28, 2001                          PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)
                             1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Pharmaceutical Industry. Because more than 25% of each Trust is invested in pharmaceutical companies, these Trusts are considered to be concentrated in the pharmaceutical industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Pharmaceutical companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                     Pharmaceutical Portfolio Series
                   Pharmaceutical Growth Trust Series
                                FT Series
               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                              First Trust(R)

                     Pharmaceutical Portfolio Series
                   Pharmaceutical Growth Trust Series

                              The FT Series
               The First Trust(R) Special Situations Trust

                          Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 28, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Pharmaceutical                                              2
Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is

Page 1

available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Pharmaceutical. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. Companies involved in advanced medical devices and instruments, drugs and biotech have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the biotechnology/pharmaceuticals sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trusts' objectives will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs). The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in the Trusts.

Page 2



                       Technology Portfolio Series
                     Technology Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated September 28, 2001                         PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)
                             1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in technology companies, these Trusts are considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                       Technology Portfolio Series
                     Technology Growth Trust Series

                                FT Series
               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                               First Trust(R)

                       Technology Portfolio Series
                     Technology Growth Trust Series

                              The FT Series
               The First Trust(R) Special Situations Trust

                           Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 28, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors



                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Special Situations Trust, Series 446 BIOTECHNOLOGY PORTFOLIO, SERIES 4, COMMUNICATIONS PORTFOLIO, SERIES 7, ENERGY PORTFOLIO, SERIES 8, FINANCIAL SERVICES PORTFOLIO, SERIES 8, INTERNET PORTFOLIO, SERIES 11, NEW E-CONOMY PORTFOLIO, SERIES 3, PHARMACEUTICAL PORTFOLIO, SERIES 10, TECHNOLOGY PORTFOLIO, SERIES 13, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on September 28, 2001

              The First Trust Special Situations Trust, Series
              446
                     BIOTECHNOLOGY PORTFOLIO, SERIES 4
                     COMMUNICATIONS PORTFOLIO, SERIES 7
                     ENERGY PORTFOLIO, SERIES 8
                     FINANCIAL SERVICES PORTFOLIO, SERIES 8
                     INTERNET PORTFOLIO, SERIES 11
                     NEW E-CONOMY PORTFOLIO, SERIES 3
                     PHARMACEUTICAL PORTFOLIO, SERIES 10
                     TECHNOLOGY PORTFOLIO, SERIES 13
                                    (Registrant)
                     By    NIKE SECURITIES L.P.
                                    (Depositor)


                     By    Robert M. Porcellino
                           Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     ) September 28, 2001
                        Corporation,      )
                    the General Partner   )
                  of Nike Securities L.P. )Robert M. Porcellino
                                          )  Attorney-in-Fact**

* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2
                  INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of FT Series of our reports dated
September 14, 2001 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.




Deloitte & Touche LLP

Chicago, Illinois
September 26, 2001